Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
August 31, 2026
EIF-NPRT3-1026
1.805766.122
Common Stocks - 99.9%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cresud SACIF y A ADR	34,251	393,887
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (b)	30,914	1,352,488
Materials - 0.0%
Chemicals - 0.0%
Bioceres Crop Solutions Corp (b)(c)	23,836	10,248
TOTAL ARGENTINA		1,756,623
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	15,264	185,763
Kazia Therapeutics Ltd ADR (b)(c)	4,237	58,343
Mesoblast Ltd ADR (b)(c)	14,110	236,484
Telix Pharmaceuticals Ltd ADR (b)(c)	4,694	52,056
		532,646
Life Sciences Tools & Services - 0.0%
Genetic Technologies Ltd ADR (c)(d)	502	0
TOTAL HEALTH CARE		532,646
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Novonix Ltd ADR (c)	2,640	8,158
Software - 0.0%
Big Digital Energy Inc (c)	2,968	19,618
Braiin Ltd (b)	61,196	335,354
IREN Ltd (b)(c)	190,615	7,074,677
		7,429,649
TOTAL INFORMATION TECHNOLOGY		7,437,807
Materials - 0.0%
Metals & Mining - 0.0%
Elevra Lithium Ltd ADR (b)	3,432	203,518
ioneer Ltd ADR (b)(c)	5,790	18,296
IperionX Ltd ADR (b)(c)	21,712	474,841
TOTAL MATERIALS		696,655
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
VivoPower PLC (b)(c)	8,725	35,511
TOTAL AUSTRALIA		8,702,619
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	65,279	470,662
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	62,020	1,539,957
BAILIWICK OF JERSEY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
WeShop Holdings Ltd Class A (b)	1,676	8,430
Financials - 0.0%
Capital Markets - 0.0%
CoinShares PLC (b)	66,614	403,681
TOTAL BAILIWICK OF JERSEY		412,111
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	99,538	1,070,034
Liberty Global Ltd Class B (c)	327	4,175
Liberty Global Ltd Class C (c)	51,079	535,819
TOTAL COMMUNICATION SERVICES		1,610,028
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)(c)	17,213	17,757,964
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (c)	69,094	107,786
Pharmaceuticals - 0.0%
AgomAb Therapeutics NV ADR (b)	9,531	125,523
TOTAL HEALTH CARE		17,991,273
Information Technology - 0.0%
Software - 0.0%
Materialise NV ADR (c)	11,719	84,494
TOTAL BELGIUM		19,685,795
BERMUDA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Marex Group Ltd	44,947	3,257,759
Insurance - 0.0%
Kestrel Group Ltd (b)(c)	7,444	52,629
TOTAL BERMUDA		3,310,388
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (c)	30,942	59,909,900
Diversified Consumer Services - 0.0%
Afya Ltd Class A	21,305	311,053
TOTAL CONSUMER DISCRETIONARY		60,220,953
Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A	200,265	1,083,434
Capital Markets - 0.0%
Vinci Compass Investments Ltd Class A	29,219	285,762
XP Inc Class A	227,805	4,152,885
		4,438,647
Financial Services - 0.0%
PicS NV Class A	3,462	36,732
StoneCo Ltd Class A (b)	101,422	983,793
		1,020,525
TOTAL FINANCIALS		6,542,606
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	37,942	479,587
TOTAL BRAZIL		67,243,146
BRITISH VIRGIN ISLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
OKYO Pharma Ltd (c)	12,090	18,377
Industrials - 0.0%
Ground Transportation - 0.0%
Swvl Holdings Corp Class A (b)(c)	2,346	6,827
Information Technology - 0.0%
Software - 0.0%
Datasea Intelligent Technology Ltd Class A	3,072	2,044
TOTAL BRITISH VIRGIN ISLANDS		27,248
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	60,072	3,093,107
CANADA - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telesat Corp Variable Voting Shares (United States) (b)(c)	9,674	419,852
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	6,949	19,804
TOTAL COMMUNICATION SERVICES		439,656
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bragg Gaming Group Inc (United States) (c)	10,266	14,167
Consumer Staples - 0.0%
Food Products - 0.0%
Avax One Technology Ltd (c)	8,466	29,800
Borealis Foods Inc Class A (b)(c)	8,028	9,473
Village Farms International Inc (b)(c)	30,027	86,479
		125,752
Personal Care Products - 0.0%
Bioharvest Sciences Inc (c)	3,251	6,209
TOTAL CONSUMER STAPLES		131,961
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Anfield Energy Inc (United States) (c)	18,177	80,343
Kolibri Global Energy Inc (United States) (c)	11,940	71,998
TOTAL ENERGY		152,341
Financials - 0.0%
Banks - 0.0%
VersaBank (United States)	23,404	449,240
Capital Markets - 0.0%
Defi Technologies Inc (United States) (c)	36,835	22,219
Consumer Finance - 0.0%
Orion Digital Corp (United States) (c)	3,278	3,311
Financial Services - 0.0%
Oxley Bridge Acquisition Ltd Class A (c)	7,367	76,027
TOTAL FINANCIALS		550,797
Health Care - 0.0%
Biotechnology - 0.0%
Alpha Cognition Inc (c)	14,307	132,626
Aurinia Pharmaceuticals Inc (c)	80,526	1,297,274
Aurinia Pharmaceuticals Inc rights (c)(d)	1,617	0
BriaCell Therapeutics Corp (United States) (b)(c)	3,231	11,599
BriaPro Therapeutics Corp (c)(d)	7,229	0
Bright Minds Biosciences Inc (United States) (c)	6,137	440,207
Fennec Pharmaceuticals Inc (United States) (c)	19,587	241,899
ProMIS Neurosciences Inc (b)(c)	485	6,339
Satellos Bioscience Inc (United States) (b)(c)	13,021	121,616
TuHURA Biosciences Inc (b)(c)	22,079	47,028
Xenon Pharmaceuticals Inc (c)	52,075	3,135,958
		5,434,546
Health Care Equipment & Supplies - 0.0%
Profound Medical Corp (United States) (b)(c)	26,683	181,444
Zentek Ltd (United States) (c)	69,223	35,858
		217,302
Health Care Providers & Services - 0.0%
ZeroStack Corp (c)	133	702
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	255,753	2,936,044
MindWalk Holdings Corp (c)	9,356	12,537
		2,948,581
Pharmaceuticals - 0.0%
Aurora Cannabis Inc (United States) (b)(c)	9,497	38,463
Cardiol Therapeutics Inc (United States) (b)(c)	18,467	36,472
Cronos Group Inc (United States) (c)	141,003	475,180
Cybin Inc (United States) (b)(c)	77,281	908,826
Grace Therapeutics Inc (b)(c)	3,209	6,835
Lexaria Bioscience Corp (c)	591	6,601
NervGen Pharma Corp (b)(c)	67,449	149,062
SNDL Inc (c)	122	167
Tilray Brands Inc Class 2 (b)(c)	13,865	63,363
		1,684,969
TOTAL HEALTH CARE		10,286,100
Industrials - 0.2%
Aerospace & Defense - 0.0%
CAE Inc (United States) (c)	210,490	5,085,438
Construction & Engineering - 0.0%
PowerBank Corp (United States) (b)(c)	20,938	9,198
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (b)(c)	205,283	474,204
Electrovaya Inc (United States) (b)(c)	30,875	205,318
		679,522
Machinery - 0.0%
Aduro Clean Technologies Inc (United States) (b)(c)	47,184	652,083
Westport Fuel Systems Inc (United States) (c)	6,610	12,261
		664,344
Professional Services - 0.2%
Thomson Reuters Corp (United States) (b)	260,318	27,937,329
TOTAL INDUSTRIALS		34,375,831
Information Technology - 0.5%
Communications Equipment - 0.0%
Core AI Holdings Inc (b)(c)	13,566	5,181
Electronic Equipment, Instruments & Components - 0.0%
Senstar Technologies Corp (c)	13,114	23,081
IT Services - 0.5%
Shopify Inc Class A (United States) (c)	742,022	109,351,782
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (b)(c)	20,983	258,720
POET Technologies Inc (b)(c)	57,806	431,233
		689,953
Software - 0.0%
Bitzero Holdings Inc (United States) (b)	28,259	146,099
Descartes Systems Group Inc/The (United States) (c)	48,143	3,882,252
Docebo Inc (United States) (b)(c)	7,023	186,390
Hive Digital Technologies Ltd (United States) (b)(c)	37,140	103,249
Open Text Corp (United States) (b)	130,747	3,259,523
Xanadu Quantum Technologies Ltd Class B (United States) (b)	52,923	569,451
		8,146,964
TOTAL INFORMATION TECHNOLOGY		118,216,961
Materials - 0.1%
Chemicals - 0.0%
Loop Industries Inc (c)	31,452	15,159
Methanex Corp (United States)	48,510	2,859,665
		2,874,824
Metals & Mining - 0.1%
Algoma Steel Group Inc (United States) (c)	4,046	17,013
Almonty Industries Inc (c)	139,422	2,481,712
Blue Moon Metals Inc (United States) (b)(c)	36,533	221,390
Electra Battery Materials Corp (United States) (c)	41,051	24,438
Elemental Royalty Corp (United States) (b)	25,565	550,159
Foremost Clean Energy Ltd (United States) (c)	4,132	4,669
Largo Inc (United States) (b)(c)	25,706	18,616
Mako Mining Corp (United States) (c)	18,936	190,496
Metals Royalty Co Inc/The	13,860	88,150
NexMetals Mining Corp (United States) (c)	9,414	23,723
Santacruz Silver Mining Ltd (United States) (b)(c)	19,169	179,422
Ssr Mining Inc (United States)	140,178	5,272,095
Tmc The Metals CO Inc Class A (b)(c)	184,173	878,505
US Goldmining Inc (b)(c)	4,982	44,589
Versamet Royalties Corp (United States) (b)	59,897	613,944
Vox Royalty Corp (United States) (b)	44,222	243,000
		10,851,921
TOTAL MATERIALS		13,726,745
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	26,034	2,620,582
FirstService Corp Subordinate Voting Shares (United States) (b)	25,843	3,600,964
TOTAL REAL ESTATE		6,221,546
TOTAL CANADA		184,116,105
CHINA - 0.3%
Communication Services - 0.1%
Entertainment - 0.0%
DouYu International Holdings Ltd ADR (c)	8,931	38,403
iQIYI Inc Class A ADR (b)(c)	642,380	599,919
Netease Inc ADR	49,368	6,012,036
Pop Culture Group Co Ltd Class A (b)(c)	5,801	1,842
Scienjoy Holding Corp Class A (c)	12,353	11,687
Sohu.com Ltd ADR (c)	18,983	266,711
Sound Group Inc ADR (b)	2,153	25,750
		6,956,348
Interactive Media & Services - 0.1%
9F Inc ADR (b)(c)	1,647	4,809
Antelope Enterprise Holdings Limited Class A Ordinary Shares Class A (b)(c)	440	2,856
Baidu Inc Class A ADR (b)(c)	56,265	5,360,930
Bilibili Inc ADR (b)(c)	62,359	1,007,721
Fangdd Network Group Ltd Class A (b)(c)	13,269	10,084
Hello Group Inc Class A ADR	32,899	182,260
JOYY Inc Class A ADR	28,960	2,161,575
So-Young International Inc ADR (b)(c)	31,572	91,875
Weibo Corp Class A ADR (b)	30,895	211,013
		9,033,123
Media - 0.0%
Able View Global Inc Class B (b)(c)	10,224	10,940
Amber International Holding Ltd Class A ADR (b)(c)	3,452	4,004
Star Fashion Culture Holdings Ltd Class A (b)(c)	722	3,227
		18,171
Wireless Telecommunication Services - 0.0%
Ucloudlink Group Inc ADR (b)(c)	9,289	3,495
TOTAL COMMUNICATION SERVICES		16,011,137
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
China Automotive Systems Inc (c)	19,952	109,935
ECARX Holdings Inc Class A (b)(c)	124,448	129,426
Hesai Group ADR (b)(c)	29,500	475,540
WeRide Inc ADR (b)(c)	71,113	409,611
		1,124,512
Automobiles - 0.0%
Digital Currency X Technology Inc Class A (b)(c)	11,243	7,796
Li Auto Inc ADR (b)(c)	91,911	1,112,123
Lotus Technology inc ADR (b)(c)	6,001	6,901
Niu Technologies ADR (c)	9,761	19,717
		1,146,537
Broadline Retail - 0.2%
JD.com Inc ADR	302,830	8,551,919
PDD Holdings Inc Class A ADR (c)	400,192	33,616,129
Yunji Inc ADR (b)(c)	430	1,148
		42,169,196
Diversified Consumer Services - 0.0%
17 Education & Technology Group Inc ADR (c)	3,611	7,078
ATA Creativity Global ADR (c)	4,528	4,211
Skillful Craftsman Education Technology Ltd (c)	6,452	5,742
Wah Fu Education Group Ltd (b)(c)	7,560	10,206
YSX Tech Co Ltd Class A (c)	16,342	19,447
		46,684
Hotels, Restaurants & Leisure - 0.0%
Atour Lifestyle Holdings Ltd ADR	58,430	2,043,881
Chagee Holdings Ltd ADR (b)	89,492	1,040,792
Golden Heaven Group Holdings Ltd Class A (c)	32,317	42,012
H World Group Ltd ADR	72,891	3,449,202
TH International Ltd (c)	18,716	25,735
Trip.com Group Ltd ADR (c)	166,716	7,443,870
Tuniu Corp Class A ADR	1,709	8,254
		14,053,746
Household Durables - 0.0%
Viomi Technology Co Ltd Class A ADR	5,422	5,156
Leisure Products - 0.0%
Here Group Ltd ADR (b)(c)	12,461	22,928
Specialty Retail - 0.0%
U Power Ltd Class A (b)(c)	8,852	5,402
Uxin Ltd Class A ADR (b)(c)	4,784	5,502
		10,904
TOTAL CONSUMER DISCRETIONARY		58,579,663
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
111 Inc Class A ADR (c)	2,363	7,774
Food Products - 0.0%
Origin Agritech Ltd (c)	6,657	6,524
Personal Care Products - 0.0%
Paranovus Entertainment Technology Ltd Class A (b)(c)	36,129	188,232
TOTAL CONSUMER STAPLES		202,530
Energy - 0.0%
Energy Equipment & Services - 0.0%
Leishen Energy Holding Co Ltd Class A (c)	8,390	46,816
Stak Inc Class A (b)(c)	2,513	3,292
TOTAL ENERGY		50,108
Financials - 0.0%
Capital Markets - 0.0%
Chaince Digital Holdings Inc (b)(c)	49,370	147,616
Up Fintech Holding Ltd ADR (b)(c)	169,240	852,970
		1,000,586
Consumer Finance - 0.0%
J and Friends Holdings Ltd ADR (c)	3,607	3,320
Jiayin Group Inc ADR (c)	3,459	6,953
Metalpha Technology Holding Ltd (c)	31,314	23,758
Qfin Holdings Inc Class A ADR	55,235	478,335
		512,366
Financial Services - 0.0%
CH Auto Inc (b)(c)(d)	2,322	0
Eureka Acquisition Corp Class A (c)	3,714	42,897
Future Vision II Acquisition Corp (c)	9,582	99,749
		142,646
Insurance - 0.0%
AIFU Inc Class A (b)(c)	3,195	67,958
Huize Holding Ltd ADR (b)(c)	1,764	2,787
Maase Inc Class A (b)(c)	42,798	698,036
Yuanbao Inc ADR (b)	5,810	80,410
Zhibao Technology Inc Class A (b)(c)	1,181,252	200,458
		1,049,649
TOTAL FINANCIALS		2,705,247
Health Care - 0.0%
Biotechnology - 0.0%
Adagene Inc ADR (c)	38,353	134,619
Ascentage Pharma Group International ADR (b)(c)	1,558	26,642
Burning Rock Biotech Ltd ADR (b)(c)	4,224	39,494
Connect Biopharma Holdings Ltd Class Common (b)(c)	29,993	65,985
NovaBridge Biosciences ADR (b)(c)	44,124	80,306
Sinovac Biotech Ltd (c)(d)	27,717	0
		347,046
Health Care Equipment & Supplies - 0.0%
Baird Medical Investment Holdings Ltd (b)(c)	19,596	21,556
Health Care Providers & Services - 0.0%
Akso Health Group ADR (c)	14,973	13,475
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (c)	36,313	9,873
HUTCHMED China Ltd ADR (b)(c)	16,399	198,756
Universe Pharmaceuticals Inc Class A (b)(c)	46,967	215,109
		423,738
TOTAL HEALTH CARE		805,815
Industrials - 0.0%
Air Freight & Logistics - 0.0%
BingEx Ltd ADR (b)(c)	12,030	23,820
Shengfeng Development Ltd Class A (c)	22,048	18,961
		42,781
Commercial Services & Supplies - 0.0%
Planet Image International Ltd Class A (c)	12,104	15,130
Construction & Engineering - 0.0%
Huhutech International Group Inc (b)(c)	17,508	74,146
Julong Holding Ltd (b)(c)	6,690	40,140
		114,286
Electrical Equipment - 0.0%
CBAK Energy Technology Ltd	44,896	45,345
XCHG Ltd ADR (b)(c)	1,511	5,644
		50,989
Ground Transportation - 0.0%
Wetour Robotics Ltd (c)	70	384
Machinery - 0.0%
Greenland Technologies Holding Corp (b)(c)	8,236	7,312
Inlif Ltd Class A (b)(c)	32,361	129,444
ZJK Industrial Co Ltd Class A (b)(c)	41,187	91,435
		228,191
Marine Transportation - 0.0%
Tianci International Inc (b)(c)	2,191	6,507
Professional Services - 0.0%
Baiya International Group Inc Class A (b)(c)	71,230	160,268
E-Power Inc Class A (b)(c)	1,199	563
Kanzhun Ltd ADR	207,479	3,601,835
Linchen China Ltd Class A (b)(c)	9,739	11,979
Lucas GC Ltd Class A (b)(c)	288,200	10,116
		3,784,761
Trading Companies & Distributors - 0.0%
Texxon Holding Ltd (b)(c)	11,384	39,616
TOTAL INDUSTRIALS		4,282,645
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Ostin Technology Group Co Ltd Class A (b)(c)(d)	2,608	3,315
UTime Ltd (b)(c)	1,159	14,279
		17,594
IT Services - 0.0%
CLPS Inc (c)	3,152	3,467
GDS Holdings Ltd Class A ADR (b)(c)	70,222	2,236,571
Kingsoft Cloud Holdings Ltd ADR (b)(c)	17,884	183,132
Vnet Group Inc Class A ADR (b)(c)	58,596	355,092
		2,778,262
Semiconductors & Semiconductor Equipment - 0.0%
ACM Research Inc Class A (c)	36,477	2,656,256
indie Semiconductor Inc Class A (b)(c)	4,588	17,044
		2,673,300
Software - 0.0%
Agora Inc ADR (c)	40,567	169,976
AIOS Tech Inc Class A (b)(c)	2,224	34,583
Aurora Mobile Ltd Class A ADR (c)	2,058	13,109
Infobird Co Ltd (c)	9,499	8,549
MMTEC Inc (b)(c)	16,577	68,629
Next Technology Holding Inc (c)	160	928
T3 Defense Inc (b)(c)	6,379	75,400
The9 Ltd ADR (b)(c)	4,895	21,685
Xunlei Ltd ADR (c)	23,071	113,740
YXT.COM Group Holding Ltd ADR (b)(c)	18,953	49,657
		556,256
Technology Hardware, Storage & Peripherals - 0.0%
Ebang International Holdings Inc Class A (c)	1,437	3,168
TOTAL INFORMATION TECHNOLOGY		6,028,580
Materials - 0.0%
Chemicals - 0.0%
Gulf Resources Inc (c)	1,276	4,427
Metals & Mining - 0.0%
Hongli Group Inc Class A (b)(c)	34,080	46,690
TOTAL MATERIALS		51,117
TOTAL CHINA		88,716,842
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	18,322	1,270,264
CYPRUS - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GDEV Inc (c)	4,696	54,568
Industrials - 0.0%
Marine Transportation - 0.0%
Castor Maritime Inc (c)	3,264	7,311
Toro Corp	11,890	72,767
TOTAL INDUSTRIALS		80,078
TOTAL CYPRUS		134,646
CZECH REPUBLIC - 0.0%
Information Technology - 0.0%
Software - 0.0%
AiRWA Inc (c)	14	12
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (c)	37,409	9,840,063
Genmab A/S ADR (c)	60,288	1,999,150

TOTAL DENMARK		11,839,213
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA (c)	6,263	110,542
Financials - 0.0%
Financial Services - 0.0%
LaFayette Acquisition Corp	2,746	27,899
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	37,187	4,154,904
Cellectis SA ADR (c)	1,949	6,529
Clementia Pharmaceuticals Inc rights (c)(d)	21,066	0
DBV Technologies SA ADR (b)(c)	1,509	20,854
Inventiva SA ADR (c)	2,464	11,532
Nanobiotix SA ADR (b)(c)	4,489	182,433
Valneva SE ADR (b)(c)	4,802	30,253
		4,406,505
Health Care Equipment & Supplies - 0.0%
EDAP TMS SA ADR (c)	24,919	106,404
Pharmaceuticals - 0.0%
Ipsen SA CVRS (c)(d)	103,469	0
TOTAL HEALTH CARE		4,512,909
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Pasqal Holding SA	128,384	2,221,043
TOTAL FRANCE		6,872,393
GERMANY - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trivago NV Class A ADR (c)	8,644	49,530
Health Care - 0.0%
Biotechnology - 0.0%
Anbio Biotechnology Ltd Class A (b)(c)	22,209	162,126
BioNTech SE ADR (c)	64,548	6,558,722
Immatics NV (b)(c)	81,549	777,162
Quantum Cyber NV (b)(c)	9,293	14,590
		7,512,600
Life Sciences Tools & Services - 0.0%
Evotec SE ADR (c)	11,272	21,191
TOTAL HEALTH CARE		7,533,791
Industrials - 0.1%
Electrical Equipment - 0.1%
Innio NV	438,504	8,857,781
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc (b)(c)	15,469	6,036
TOTAL GERMANY		16,447,138
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	16,105	175,383
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Anghami Inc (c)	7,880	27,265
Interactive Media & Services - 0.0%
GIBO Holdings Ltd Class A (c)	827	25,347
TOTAL COMMUNICATION SERVICES		52,612
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
FST Corp (b)(c)	41,123	40,144
Consumer Staples - 0.0%
Food Products - 0.0%
Australian Oilseeds Holdings Ltd (b)(c)	17,286	10,247
Financials - 0.0%
Capital Markets - 0.0%
Activate Energy Acquisition Corp Class A	14,070	141,685
Patria Investments Ltd Class A	4,575	51,881
Webull Corp Class A (b)(c)	327,521	3,104,899
		3,298,465
Financial Services - 0.0%
Crown Reserve Acquisition Corp I Class A	52,178	532,216
Fifth Era Acquisition Corp I Class A (c)	17,020	178,710
		710,926
Insurance - 0.0%
Cheche Group Inc Class A (b)(c)	656	10,168
Oxbridge Re Holdings Ltd (c)	4,167	5,459
		15,627
TOTAL FINANCIALS		4,025,018
Health Care - 0.0%
Biotechnology - 0.0%
Adlai Nortye Group Ltd ADR (b)(c)	17,020	241,514
BridgeBio Oncology Therapeutics Inc (b)(c)	20,894	183,867
		425,381
Health Care Providers & Services - 0.0%
Prenetics Global Ltd Class A (c)	3,529	92,636
TOTAL HEALTH CARE		518,017
Industrials - 0.0%
Electrical Equipment - 0.0%
Hadron Energy Inc Class A (b)(c)	29,190	57,796
PN Smart Energy Ltd Class A (c)	27,288	72,041
		129,837
Marine Transportation - 0.0%
High-Trend International Group Class A (b)(c)	3,720	9,746
Trading Companies & Distributors - 0.0%
Ten-League International Holdings Ltd (c)	233	1,349
TOTAL INDUSTRIALS		140,932
Materials - 0.0%
Metals & Mining - 0.0%
Blue Gold Ltd Class A (c)	456	93
Namib Minerals (b)(c)	15,438	21,305
TOTAL MATERIALS		21,398
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,808,368
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	24,192	231,276
Industrials - 0.0%
Marine Transportation - 0.0%
Capital Clean Energy Carriers Corp	22,192	507,087
Euro-Holdings Ltd	2,014	19,435
EuroDry Ltd (b)(c)	3,945	194,489
Euroseas Ltd	5,058	388,606
Performance Shipping Inc (c)	4,386	7,456
Pyxis Tankers Inc (c)	10,640	57,030
Star Bulk Carriers Corp	75,248	2,322,906
SVRN Inc (c)	1,422	12,549
United Maritime Corp (b)	4,472	12,343
TOTAL INDUSTRIALS		3,521,901
TOTAL GREECE		3,753,177
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (b)	106,071	9,945,217
HONG KONG - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VS MEDIA Holdings Ltd Class A (b)(c)	3,933	4,130
Media - 0.0%
BUUU Group Ltd Class A (b)(c)	7,335	224,744
Etoiles Capital Group Co Ltd Class A (b)(c)(d)	11,423	128,680
QMMM Holdings Ltd Class A (c)(d)	29,633	1,769,090
TJGC Group Ltd Class A (b)(c)	5,757	58,031
		2,180,545
TOTAL COMMUNICATION SERVICES		2,184,675
Consumer Discretionary - 0.0%
Distributors - 0.0%
AsiaStrategy (b)(c)	613	1,171
J-Long Group Ltd Class A (c)	1,508	7,389
		8,560
Diversified Consumer Services - 0.0%
Charming Medical Ltd Class A (b)(c)(d)	10,752	315,626
SunCar Technology Group Inc Class A (c)	16,198	11,549
SuperX AI Technology Ltd (b)(c)	8,044	74,648
		401,823
Hotels, Restaurants & Leisure - 0.0%
Masterbeef Group (b)(c)	10,878	45,143
Melco Resorts & Entertainment Ltd ADR (c)	54,044	274,544
		319,687
Leisure Products - 0.0%
K-Tech Solutions Co Ltd Class A (c)	4,082	4,694
Specialty Retail - 0.0%
Pitanium Ltd Class A (b)(c)(d)	9,064	47,087
Textiles, Apparel & Luxury Goods - 0.0%
Neo-Concept International Group Holdings Ltd Class A (b)(c)	614	7,792
TOTAL CONSUMER DISCRETIONARY		789,643
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	3,435	5,599
Financials - 0.1%
Capital Markets - 0.1%
BitVentures Ltd	2,634	35,770
Futu Holdings Ltd Class A ADR	52,922	6,463,893
Garden Stage Ltd Class A (b)(c)	1,056	16,854
Grande Group Ltd Class A (b)(c)	7,245	9,563
Plutus Financial Group Ltd (b)(c)	3,368	8,420
Solowin Holdings Class A (b)(c)	98,101	219,746
TOP Financial Group Ltd Class A (b)(c)	17,157	285,321
Waton Financial Ltd (b)(c)	29,578	78,086
		7,117,653
Financial Services - 0.0%
A SPAC III Acquisition Corp Class A (c)	9,845	106,818
Newbridge Acquisition Ltd Class A	3,912	39,394
Triller Group Inc (c)	10,741	10,276
YHN Acquisition I Ltd (c)	2,266	25,017
		181,505
TOTAL FINANCIALS		7,299,158
Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	301,859	1,663,243
Industrials - 0.0%
Air Freight & Logistics - 0.0%
PS International Group Ltd (c)	2,064	3,364
Commercial Services & Supplies - 0.0%
Rich Sparkle Holdings Ltd (b)(c)	3,806	15,300
Roma Green Finance Ltd Class A (b)(c)	47,311	431,003
		446,303
Construction & Engineering - 0.0%
OneConstruction Group Ltd (c)	8,773	9,036
Phoenix Asia Holdings Ltd (b)(c)	13,420	271,756
Reitar Logtech Holdings Ltd Class A (b)(c)	1,143,448	105,197
Skyline Builders Group Holding Ltd Class A (b)(c)	4,952	10,300
		396,289
Ground Transportation - 0.0%
Smart Logistics Global Ltd Class A (b)(c)	421,781	202,455
Professional Services - 0.0%
Hang Feng Technology Innovation Co Ltd (c)	5,084	12,354
Trading Companies & Distributors - 0.0%
Euro Tech Holdings Co Ltd (b)(c)	4,600	7,636
TOTAL INDUSTRIALS		1,068,401
Information Technology - 0.0%
Communications Equipment - 0.0%
UTStarcom Holdings Corp (c)	12,236	28,143
Electronic Equipment, Instruments & Components - 0.0%
Creative Global Technology Holdings Ltd Class A (b)(c)	581	2,504
TROOPS Inc (b)(c)	55,140	125,168
		127,672
IT Services - 0.0%
Alpha Technology Group Ltd Class A (b)(c)	9,023	62,078
Mega Fortune Co Ltd (b)(c)	8,330	820,464
		882,542
Software - 0.0%
Diginex Ltd (b)(c)	17,697	21,059
TOTAL INFORMATION TECHNOLOGY		1,059,416
TOTAL HONG KONG		14,070,135
INDIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sify Technologies Ltd ADR (b)(c)	7,351	109,603
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	47,446	2,764,204
Yatra Online Inc (c)	12,749	12,749
TOTAL CONSUMER DISCRETIONARY		2,776,953
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (c)	80,486	547,305
TOTAL INDIA		3,433,861
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (b)(c)	204,256	1,156,089
IRELAND - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Brera Holdings PLC Class B (b)(c)	7,327	30,187
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Carbon Revolution PLC (b)(c)	429	0
Health Care - 0.0%
Biotechnology - 0.0%
Amarin Corp PLC ADR (c)	10,072	139,799
Prothena Corp PLC (c)	20,571	192,339
		332,138
Health Care Equipment & Supplies - 0.0%
Trinity Biotech PLC ADR (b)(c)	419	4,094
Pharmaceuticals - 0.0%
GH Research PLC (b)(c)	40,483	1,092,231
TOTAL HEALTH CARE		1,428,463
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	15,414	1,373,542
Electrical Equipment - 0.0%
Ads-Tec Energy PLC (b)(c)	37,236	437,151
TOTAL INDUSTRIALS		1,810,693
TOTAL IRELAND		3,269,343
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	168,202	627,393
Media - 0.0%
Nexxen International Ltd (b)(c)	73,733	718,897
Perion Network Ltd (b)(c)	28,312	276,042
		994,939
TOTAL COMMUNICATION SERVICES		1,622,332
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	103,447	882,403
Broadline Retail - 0.0%
Global-e Online Ltd (c)	103,091	3,850,449
TOTAL CONSUMER DISCRETIONARY		4,732,852
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(c)	54,827	789,509
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)(c)	28,897	924,126
Health Care - 0.0%
Biotechnology - 0.0%
Chemomab Therapeutics Ltd ADR (b)(c)	5,562	15,129
Collplant Biotechnologies Ltd (c)	5,925	2,298
Compugen Ltd (b)(c)	31,425	80,448
Entera Bio Ltd (b)(c)	178,259	525,864
Kamada Ltd (United States)	33,113	272,520
NeuroSense Therapeutics Ltd (c)	15,870	6,772
Polyrizon Ltd (b)(c)	823	11,942
Quoin Pharmaceuticals Ltd rights (c)(d)	3,438,400	34
XTL Biopharmaceuticals Ltd ADR (b)(c)	1,439	3,569
		918,576
Health Care Equipment & Supplies - 0.0%
Alpha Tau Medical Ltd Class A (b)(c)	53,399	753,460
Brainsway Ltd ADR (c)	13,705	198,997
InspireMD Inc (c)	9,771	8,704
Odysight.ai Inc (c)	1,730	6,349
Pulsenmore Ltd (United States) (b)(c)	2,405	6,301
		973,811
Pharmaceuticals - 0.0%
Intercure Ltd (United States) (c)	4,071	23,449
MediWound Ltd (b)(c)	961	12,117
Oramed Pharmaceuticals Inc	18,879	94,773
PolyPid Ltd (b)(c)	3,013	15,487
Sol-Gel Technologies Ltd (b)(c)	680	46,988
		192,814
TOTAL HEALTH CARE		2,085,201
Industrials - 0.1%
Aerospace & Defense - 0.1%
A2Z Cust2Mate Solutions Corp (b)(c)	28,794	183,706
Elbit Systems Ltd (United States) (b)	27,684	19,392,919
		19,576,625
Air Freight & Logistics - 0.0%
Freightos Ltd (c)	28,120	35,994
Electrical Equipment - 0.0%
ZOOZ Strategy Ltd (United States) (b)(c)	2,400	16,055
Machinery - 0.0%
Kornit Digital Ltd (c)	25,132	423,223
TOTAL INDUSTRIALS		20,051,897
Information Technology - 0.2%
Communications Equipment - 0.0%
AudioCodes Ltd	17,874	178,740
BOS Better On-Line Solutions (c)	2,169	10,151
Ceragon Networks Ltd (c)	17,277	35,763
Gilat Satellite Networks Ltd (United States) (b)(c)	31,190	308,781
Ituran Location and Control Ltd	12,747	649,588
Silicom Ltd (c)	4,848	208,706
		1,391,729
Electronic Equipment, Instruments & Components - 0.0%
Eltek Ltd (c)	4,564	36,056
Gauzy Ltd (c)	3,692	1,454
Nayax Ltd (United States) (c)	23,970	1,247,878
ParaZero Technologies Ltd (b)(c)	5,181	4,541
Rail Vision Ltd (c)	1,164	5,413
SuperCom Ltd (b)(c)	1,032	10,537
		1,305,879
IT Services - 0.0%
Formula Systems 1985 Ltd ADR (b)	193	24,889
Matrix IT Ltd	18,353	676,433
Wix.com Ltd (b)(c)	18,881	1,666,248
		2,367,570
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	26,792	3,590,128
Nova Ltd (b)(c)	18,222	6,349,456
Tower Semiconductor Ltd (United States) (c)	67,042	13,746,962
		23,686,546
Software - 0.1%
Alarum Technologies Ltd ADR (c)	2,487	4,054
Allot Ltd (b)(c)	17,159	132,467
Beamr Imaging Ltd (b)(c)	7,991	9,909
Cellebrite DI Ltd (b)(c)	150,857	1,810,284
Check Point Software Technologies Ltd (c)	63,268	8,788,558
Cognyte Software Ltd (c)	46,043	407,941
Nice Ltd ADR (c)	23,212	2,534,286
Radware Ltd (c)	27,306	788,597
		14,476,096
Technology Hardware, Storage & Peripherals - 0.0%
Wearable Devices Ltd (b)(c)	95,058	213,881
TOTAL INFORMATION TECHNOLOGY		43,441,701
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (b)(c)	87,441	6,832,203
TOTAL ISRAEL		80,479,821
ITALY - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Genenta Science S.P.A. ADR (b)(c)	6,540	6,671
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	130,692	7,236,416
Information Technology - 0.1%
Software - 0.1%
Bending Spoons SpA (b)(c)	206,515	8,539,395
TOTAL ITALY		15,782,482
JAPAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PayPay Corp ADR (b)	65,078	984,630
Ribbon Acquisition Corp Class A (c)	1,002	11,112
TOTAL FINANCIALS		995,742
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryojbaba Co Ltd (b)(c)	7,347	42,466
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	19,951	0
TOTAL HEALTH CARE		42,466
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	122,866	4,453,893
Toyo Co Ltd (b)(c)	36,713	154,561
		4,608,454
Software - 0.0%
Advasa Holdings Inc	294,774	1,338,274
TOTAL INFORMATION TECHNOLOGY		5,946,728
TOTAL JAPAN		6,984,936
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	31,709	839,971
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	36,970	6,470,120
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR	116,085	12,205,177
TOTAL KAZAKHSTAN		18,675,297
KOREA (SOUTH) - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
DoubleDown Interactive Co Ltd ADR (c)	3,853	49,048
Gravity Co Ltd ADR (b)	1,840	135,424
		184,472
Interactive Media & Services - 0.0%
Global Interactive Technologies Inc (b)(c)	5,514	11,276
Webtoon Entertainment Inc (c)	46,527	490,395
		501,671
TOTAL COMMUNICATION SERVICES		686,143
Financials - 0.0%
Capital Markets - 0.0%
Harvard Ave Acquisition Corp Class A	15,678	160,072
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	29,293	331,011
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc ADR (b)	105,044	17,288,142
TOTAL KOREA (SOUTH)		18,465,368
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Moolec Science SA (c)	710	4,771
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	102,171	530,268
TOTAL LUXEMBOURG		535,039
MALAYSIA - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
DSwiss Inc (b)(c)(d)	7,648	0
Empro Group Inc (b)(c)(d)	3,236	28,089
TOTAL CONSUMER STAPLES		28,089
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CBL International Ltd Class A	103	1,570
Industrials - 0.0%
Construction & Engineering - 0.0%
Megan Holdings Ltd Class A (c)	1,396,937	165,677
Machinery - 0.0%
WF Holding Ltd/MY (b)(c)	1,755	3,545
TOTAL INDUSTRIALS		169,222
Information Technology - 0.0%
IT Services - 0.0%
ARB IOT Group Ltd (c)	144	606
Software - 0.0%
Sagtec Global Ltd Class A (b)(c)	16,064	11,137
TOTAL INFORMATION TECHNOLOGY		11,743
TOTAL MALAYSIA		210,624
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Heidmar Maritime Holdings Corp (b)(c)	44,455	61,792
Imperial Petroleum Inc (c)	16,834	88,379

TOTAL MARSHALL ISLANDS REPUBLIC OF		150,171
MEXICO - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Globa Terra Acquisition Corp Class A (c)	5,275	54,966
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR (b)	7,467	741,473
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Murano Global Investments PLC (b)(c)	44,441	9,510
TOTAL MEXICO		805,949
MOROCCO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Aya Gold & Silver Inc (United States) (c)	87,509	2,443,251
NETHERLANDS - 0.6%
Financials - 0.0%
Capital Markets - 0.0%
Coincheck Group NV (b)(c)	53,537	112,963
Health Care - 0.0%
Biotechnology - 0.0%
Newamsterdam Pharma Co NV (b)(c)	86,101	2,181,799
Pharming Group NV ADR (b)(c)	2,093	24,027
ProQR Therapeutics NV (c)	23,858	50,818
uniQure NV (c)	38,310	1,864,931
		4,121,575
Pharmaceuticals - 0.0%
Pharvaris NV (c)	38,995	1,349,617
TOTAL HEALTH CARE		5,471,192
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
SCHMID Group NV (b)(c)	10,557	32,568
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	55,783	94,608,526
NXP Semiconductors NV	154,818	34,778,316
		129,386,842
Software - 0.1%
Nebius Group NV Class A (b)(c)	134,914	27,835,457
TOTAL INFORMATION TECHNOLOGY		157,254,867
TOTAL NETHERLANDS		162,839,022
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR	25,291	486,346
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	22,331	1,381,842
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	88,360	728,970
Materials - 0.0%
Metals & Mining - 0.0%
One and one Green Technologies Inc Class A (b)(c)	24,929	56,838
TOTAL PHILIPPINES		785,808
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	62,469	537,858
Liberty Latin America Ltd Class C (c)	148,300	1,267,965
TOTAL COMMUNICATION SERVICES		1,805,823
Financials - 0.0%
Banks - 0.0%
Popular Inc	39,891	6,709,267
TOTAL PUERTO RICO		8,515,090
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(d)	32,600	0
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GCL Global Holdings Ltd (b)(c)	56,742	28,728
Interactive Media & Services - 0.0%
MoneyHero Ltd Class A (c)	4,894	4,355
Media - 0.0%
Smart Digital Group Ltd (b)(c)(d)	18,445	17,062
TOTAL COMMUNICATION SERVICES		50,145
Energy - 0.0%
Energy Equipment & Services - 0.0%
OMS Energy Technologies Inc (b)(c)	23,654	114,012
Oil, Gas & Consumable Fuels - 0.0%
PTL Ltd Class A (b)(c)	3,503	27,814
TOTAL ENERGY		141,826
Financials - 0.0%
Consumer Finance - 0.0%
Antalpha Platform Holding Co (b)(c)	14,301	53,057
Financial Services - 0.0%
Chenghe Acquisition III Co Class A	9,314	95,468
Hall Chadwick Acquisition Corp Class A	15,188	153,399
Origin Investment Corp I	21,824	226,970
RF Acquisition Corp II (b)(c)	5,006	215,308
		691,145
TOTAL FINANCIALS		744,202
Health Care - 0.0%
Biotechnology - 0.0%
Cytomed Therapeutics Ltd (c)	4,854	4,255
Health Care Providers & Services - 0.0%
Basel Medical Group Ltd (b)(c)	582	3,067
Euda Health Holdings Ltd (b)(c)	895	12,584
		15,651
TOTAL HEALTH CARE		19,906
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Primech Holdings Ltd (c)	12,623	6,063
Construction & Engineering - 0.0%
SKK Holdings Ltd Class A (c)	1,624	7,584
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (c)	2,290,455	8,108,211
TOTAL INDUSTRIALS		8,121,858
Information Technology - 0.0%
IT Services - 0.0%
Growhub Ltd/The Class A (b)(c)	260,687	198,409
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	30,941	2,477,137
Software - 0.0%
Helport AI Ltd (b)(c)	10,314	4,027
Horizon Quantum Holdings LTD Class A (b)	18,996	281,331
		285,358
Technology Hardware, Storage & Peripherals - 0.0%
Bgin Blockchain Ltd Class A (b)(c)	56,678	113,923
TOTAL INFORMATION TECHNOLOGY		3,074,827
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Hotel101 Global Holdings Corp (b)(c)	24,507	132,338
Ohmyhome LTD Class A (c)	209	677
TOTAL REAL ESTATE		133,015
TOTAL SINGAPORE		12,285,779
SOUTH AFRICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Lesaka Technologies Inc (b)(c)	34,716	158,305
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	19,171	1,275,063
TOTAL SOUTH AFRICA		1,433,368
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Codere Online Luxembourg SA (b)(c)	17,718	156,804
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR	126,691	978,055
TOTAL SPAIN		1,134,859
SWEDEN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(d)	23,572	0
Industrials - 0.0%
Ground Transportation - 0.0%
Einride AB ADR (b)	10,181	51,007
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR (b)	140,743	1,420,097
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Eco Wave Power Global AB ADR (b)(c)	14,955	89,880
TOTAL SWEDEN		1,560,984
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	115,947	3,124,772
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States)	57,620	1,890,512
Health Care - 0.0%
Biotechnology - 0.0%
AC Immune SA (b)(c)	69,850	184,404
CRISPR Therapeutics AG (b)(c)	50,473	2,875,952
Molecular Partners AG ADR (c)	795	3,402
Veraxa Biotech Holding AG (b)	57,820	78,057
		3,141,815
Health Care Technology - 0.0%
Sophia Genetics SA (c)	27,126	227,858
Pharmaceuticals - 0.0%
Oculis Holding AG (b)(c)	8,454	103,562
TOTAL HEALTH CARE		3,473,235
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG (b)	44,547	563,519
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
SEALSQ Corp (b)(c)	9,346	23,272
WISeKey International Holding Ltd ADR (b)(c)	2,733	17,682
		40,954
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	89,017	8,785,088
TOTAL INFORMATION TECHNOLOGY		8,826,042
TOTAL SWITZERLAND		17,878,080
TAIWAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GigaMedia Ltd (c)	1,210	1,658
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (b)(c)	6,154	16,677
Distributors - 0.0%
Agencia Comercial Spirits Ltd Class A (b)(c)	14,257	209,008
TOTAL CONSUMER DISCRETIONARY		225,685
Financials - 0.0%
Capital Markets - 0.0%
Miluna Acquisition Corp Class A	4,816	48,954
Financial Services - 0.0%
OBOOK Holdings Inc Class A	22,407	120,326
TOTAL FINANCIALS		169,280
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	46,713	104,170
SL Science Holding Ltd (b)	338,215	923,327
YD Bio Ltd (c)	44,942	166,735
TOTAL HEALTH CARE		1,194,232
Industrials - 0.0%
Electrical Equipment - 0.0%
Asia Pacific Wire & Cable Corp Ltd (c)	108,040	152,336
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ChipMOS Technologies Inc ADR (b)	3,698	202,059
Himax Technologies Inc ADR	62,831	862,041
SemiLEDs Corp/Taiwan (c)	9,480	18,391
Silicon Motion Technology Corp ADR	20,213	4,989,377
TOTAL INFORMATION TECHNOLOGY		6,071,868
TOTAL TAIWAN		7,815,059
TURKEY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)(c)	66,663	177,324
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ambitions Enterprise Management Co LLC Class A (c)	5,129	7,078
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd (b)(c)	145,640	1,953,033
TOTAL COMMUNICATION SERVICES		1,960,111
Consumer Staples - 0.0%
Beverages - 0.0%
Air Water Ventures Ltd	11,233	24,712
Tobacco - 0.0%
AIR Global PLC (b)	11,018	78,779
TOTAL CONSUMER STAPLES		103,491
TOTAL UNITED ARAB EMIRATES		2,063,602
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	148,405	2,380,416
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	30,474	383,668
Distributors - 0.0%
Redcloud Holdings PLC (b)(c)	20,569	4,360
TOTAL CONSUMER DISCRETIONARY		388,028
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	278,115	30,041,983
Financials - 0.0%
Capital Markets - 0.0%
Daedalus Special Acquisition Corp Class A	8,690	88,204
Financial Services - 0.0%
Axiom Intelligence Acquisition Corp 1 Class A (c)	4,293	44,304
Tavia Acquisition Corp (c)	3,737	39,948
Wise Group PLC Class A	586,505	7,689,081
		7,773,333
TOTAL FINANCIALS		7,861,537
Health Care - 0.0%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (b)(c)	13,356	31,387
Barinthus Biotherapeutics PLC ADR (c)	8,697	6,062
Compass Pathways Plc ADR (c)	62,962	850,617
F-star Therapeutics Inc rights (c)(d)	1,855	0
F-star Therapeutics Inc rights (c)(d)	1,855	0
Immunocore Holdings PLC ADR (c)	14,378	522,209
Silence Therapeutics PLC ADR (c)	15,979	216,196
Tiziana Life Sciences Ltd (b)(c)	35,968	35,536
Zura Bio Ltd Class A (b)(c)	36,128	200,149
		1,862,156
Pharmaceuticals - 0.0%
Astrazeneca PLC rights (c)(d)	216,670	3
Astrazeneca PLC rights (c)(d)	41,907	0
CinCor Pharma Inc rights (c)(d)	24,312	0
Opiant Pharmaceuticals Inc rights (c)(d)	3,728	0
		3
TOTAL HEALTH CARE		1,862,159
Industrials - 0.0%
Construction & Engineering - 0.0%
Energys Group Ltd (b)(c)	18,706	49,571
Marine Transportation - 0.0%
Globus Maritime Ltd (b)(c)	10,624	39,202
TOTAL INDUSTRIALS		88,773
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SmartKem Inc (b)(c)	873	2,680
Software - 0.0%
Arqit Quantum Inc (b)(c)	9,294	184,765
TOTAL INFORMATION TECHNOLOGY		187,445
TOTAL UNITED KINGDOM		42,810,341
UNITED STATES - 96.8%
Communication Services - 15.7%
Diversified Telecommunication Services - 2.6%
Anterix Inc (c)	12,336	1,121,219
AST SpaceMobile Inc Class A (b)(c)	187,171	11,061,806
Atn International Inc	1,629	49,147
Bandwidth Inc Class A (c)	17,324	839,001
Cogent Communications Holdings Inc (b)	3,164	30,185
Comcast Corp Class A	2,142,298	57,027,973
Elauwit Connection Inc (b)	8,587	63,200
GCI LLC Class C (c)	3,911	101,803
Globalstar Inc (c)	78,020	6,362,531
iQSTEL Inc (b)	391,492	382,174
Iridium Communications Inc	66,598	3,128,774
NextPlat Corp (b)(c)	3,404	32,951
Shenandoah Telecommunications Co	3,966	49,059
Space Exploration Technologies Corp Class A (b)	4,476,597	643,242,224
Uniti Group Inc (b)(c)	148,377	1,471,900
		724,963,947
Entertainment - 1.1%
Atlanta Braves Holdings Inc Class A (b)(c)	14,183	780,207
Atlanta Braves Holdings Inc Class C (c)	40,440	2,005,015
Cineverse Corp (c)	4,132	9,834
CuriosityStream Inc Class A	29,486	79,022
Gaia Inc Class A (c)	8,160	12,730
House of Doge Inc (c)	5,063	1,264
Liberty Live Holdings Inc Class A	19,686	1,958,363
Liberty Live Holdings Inc Class C	42,754	4,425,894
Liberty Media Corp-Liberty Formula One Class A (c)	16,990	1,564,099
Liberty Media Corp-Liberty Formula One Class C (c)	140,253	14,018,288
LiveOne Inc (c)	6,424	24,861
Meridian Holdings Inc (c)	2,327	32,392
Netflix Inc (c)	2,557,574	207,291,373
Playstudios Inc Class A (c)	35,035	18,033
Playtika Holding Corp	122,934	279,060
PodcastOne Inc (c)	14,716	40,984
Reading International Inc Class A (c)	19,613	41,776
Reservoir Media Inc (b)(c)	47,041	454,416
Roku Inc Class A (c)	82,355	12,923,970
Starz Entertainment Corp (c)	12,826	339,568
Take-Two Interactive Software Inc (c)	110,741	24,329,798
Vivid Seats Inc Class A (c)	7,528	44,114
Warner Bros Discovery Inc (c)	1,496,515	42,695,573
Warner Music Group Corp Class A	67,733	1,910,748
		315,281,382
Interactive Media & Services - 11.1%
Alphabet Inc Class A	3,529,872	1,197,862,063
Alphabet Inc Class C	3,306,807	1,109,136,136
Angi Inc Class A (c)	11,682	54,321
Cargurus Inc Class A (c)	48,601	1,733,112
EverQuote Inc Class A (b)(c)	37,007	941,458
HWH International Inc Class A (c)	5,080	9,499
IZEA Worldwide Inc (c)	7,728	23,493
Match Group Inc	130,399	5,300,719
Meta Platforms Inc Class A	1,331,614	762,135,957
People Inc Class A (c)	45,318	1,734,773
QuinStreet Inc (c)	61,863	1,202,617
RUM Group Inc Class A (b)(c)	63,531	569,238
Teads Holding Co (b)(c)	86,099	43,222
TripAdvisor Inc Class A (b)(c)	40,603	386,541
Trump Media & Technology Group Corp (b)(c)	130,688	1,276,822
Ziff Davis Inc (b)(c)	18,312	1,009,907
ZoomInfo Technologies Inc (c)	292,946	1,242,091
		3,084,661,969
Media - 0.5%
Advantage Solutions Inc Class A (c)	766	25,255
AMC Global Media Inc Class A (b)(c)	22,311	280,895
AppLovin Corp Class A (c)	184,286	57,508,289
Bloomia Holdings Inc (c)	1,817	6,087
Cardlytics Inc (c)	3,350	13,501
Charter Communications Inc Class A (b)(c)	87,588	13,351,915
comScore Inc (c)	5,608	29,442
Creative Realities Inc (c)	2,695	7,357
EchoStar Corp Class A (c)	91,266	7,889,033
EW Scripps Co/The Class A (c)	517	1,711
Fluent Inc (c)	14,615	50,276
Fox Corp Class A	128,026	8,622,551
Fox Corp Class B	141,775	8,537,691
Harte Hanks Inc (c)	5,634	24,283
iHeartMedia Inc Class A (c)	66,492	180,858
Lee Enterprises Inc (b)(c)	14,783	118,264
Liftoff Mobile Inc	84,603	1,571,924
LQR House Inc (b)(c)	212	350
Magnite Inc (c)	81,950	1,925,006
Marchex Inc Class B (c)	30,412	55,046
Mediaco Holding Inc Class A (c)	21,226	23,136
National CineMedia Inc (b)	62,674	157,938
News Corp Class A	235,519	7,232,789
News Corp Class B (b)	123,267	4,241,617
Nexstar Media Group Inc	20,710	3,771,912
Paramount Skydance Corp Class B (b)	611,401	6,670,385
PubMatic Inc Class A (c)	18,045	300,088
Quantum X Labs Inc (b)(c)	7,687	36,590
Saga Communications Inc Class A	2,082	18,342
Scholastic Corp	13,072	501,965
Sinclair Inc Class A (b)	17,831	251,417
Sirius XM Holdings Inc (b)	190,374	5,362,836
Stagwell Inc Class A (b)(c)	158,332	1,374,322
TechTarget Inc (b)(c)	14,574	56,401
TEN Holdings Inc (b)(c)	3,791	34,460
Trade Desk Inc (The) Class A (c)	236,706	3,247,606
Urban One Inc Class A (b)(c)	1,686	8,076
Urban One Inc Class D (c)	1,759	7,388
Versant Media Group Inc Class A	73,831	3,035,931
		136,532,933
Wireless Telecommunication Services - 0.4%
Gogo Inc (c)	175,770	442,940
Spok Holdings Inc	8,466	88,978
SurgePays Inc (c)	5,141	858
T-Mobile US Inc	658,277	118,779,502
		119,312,278
TOTAL COMMUNICATION SERVICES		4,380,752,509
Consumer Discretionary - 11.5%
Automobile Components - 0.0%
Dorman Products Inc (b)(c)	18,635	2,401,120
Fox Factory Holding Corp (c)	11,959	244,322
Gentex Corp	130,611	2,921,768
Gentherm Inc (c)	19,832	779,199
Goodyear Tire & Rubber Co/The (c)	113,893	714,109
Kodiak AI Inc (b)(c)	121,336	458,650
MKDWELL Tech Inc (c)	2,737	32,242
Motorcar Parts of America Inc (c)	6,874	79,876
Patrick Industries Inc (b)	24,713	2,019,546
QuantumScape Corp Class A (b)(c)	280,059	1,565,530
Solid Power Inc (b)(c)	331,876	773,271
Strattec Security Corp (c)	2,562	179,699
Sypris Solutions Inc (c)	10,850	19,747
Visteon Corp (b)	12,166	1,238,742
XPEL Inc (c)	15,179	747,718
		14,175,539
Automobiles - 3.1%
Azio AI Holdings Inc (b)(c)	14,966	18,857
Faraday Future Intelligent Electric Inc Class A (b)(c)	1,190	2,689
Lucid Group Inc (b)(c)	174,045	844,118
Massimo Group (c)	23,170	23,156
Rivian Automotive Inc Class A (c)	894,873	14,371,661
Tesla Inc (c)	2,277,440	837,984,049
Workhorse Group Inc (b)(c)	11,717	40,189
		853,284,719
Broadline Retail - 6.2%
1stdibs.Com Inc (c)	6,387	27,911
Amazon.com Inc (c)	6,518,951	1,693,427,902
eBay Inc	271,114	28,076,567
Eightco Holdings Inc (b)(c)	858,512	657,277
Groupon Inc (b)(c)	20,044	384,444
Hour Loop Inc (c)	18,222	34,075
Ollie's Bargain Outlet Holdings Inc (c)	32,763	2,470,985
Pattern Group Inc Class A	94,189	1,952,538
		1,727,031,699
Distributors - 0.0%
Alliance Entertainment Holding Corp Class A (b)(c)	29,102	142,600
Educational Development Corp (c)	3,788	5,038
GigaCloud Technology Inc Class A (c)	19,156	929,641
LKQ Corp	137,055	3,440,081
Pool Corp	21,999	4,103,253
Weyco Group Inc	8,252	369,442
		8,990,055
Diversified Consumer Services - 0.1%
American Public Education Inc (c)	11,160	509,454
Amesite Inc (c)	2,596	2,725
Beachbody Co Inc/The Class A (c)	3,824	22,370
Driven Brands Holdings Inc (c)	71,323	885,832
Duolingo Inc Class A (b)(c)	21,293	3,159,029
Frontdoor Inc (c)	43,419	3,511,295
Grand Canyon Education Inc (c)	14,947	2,214,099
Laureate Education Inc (c)	87,875	3,297,949
Lincoln Educational Services Corp (c)	20,395	513,138
Matthews International Corp Class A (b)	3,674	76,309
Perdoceo Education Corp	39,826	1,323,816
Regis Corp (c)	1,245	34,213
Strategic Education Inc	8,696	720,377
		16,270,606
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (c)	256,028	46,909,450
All In FutureTech Alliance Inc (b)(c)	4,264	12,877
BJ's Restaurants Inc (c)	13,879	882,566
Black Rock Coffee Bar Inc Class A	11,385	108,727
Bloomin' Brands Inc (c)	16,566	170,630
Booking Holdings Inc	471,632	93,897,215
Caesars Entertainment Inc (c)	109,533	3,253,130
Canterbury Park Holding Corp	335	5,310
Century Casinos Inc (c)	13,625	17,168
Cheesecake Factory Inc/The (b)	30,465	3,335,613
Churchill Downs Inc	42,459	3,714,313
Cracker Barrel Old Country Store Inc	6,422	354,751
Domino's Pizza Inc	19,017	6,504,955
DoorDash Inc Class A (c)	251,307	58,237,884
DraftKings Inc Class A (c)	281,442	6,836,226
El Pollo Loco Holdings Inc (c)	11,132	169,986
Expedia Group Inc Class A	70,274	22,285,291
First Watch Restaurant Group Inc (c)	4,814	61,042
Full House Resorts Inc (c)	26,761	54,325
GEN Restaurant Group Inc Class A (c)	1,549	2,958
Good Times Restaurants Inc (c)	7,696	11,852
Inspired Entertainment Inc (c)	4,533	26,427
Jack in the Box Inc (b)(c)	34,272	565,831
Kura Sushi USA Inc Class A (c)	4,116	187,937
Lindblad Expeditions Holdings Inc (c)	39,491	1,048,881
Marriott International Inc/MD Class A1	160,965	55,011,398
Monarch Casino & Resort Inc	10,740	1,293,633
Nathan's Famous Inc	1,348	131,915
Navan Inc Class A (c)	159,992	4,649,368
Noodles & Co Class A (c)	2,216	31,822
ONE Group Hospitality Inc/The (c)	15,651	26,294
Papa John's International Inc (b)	5,872	137,875
Penn Entertainment Inc (c)	59,723	997,971
Portillo's Inc Class A (b)(c)	3,220	14,715
Rave Restaurant Group Inc (c)	4,962	15,581
Rci Hospitality Holdings Inc	4,425	128,900
Red Robin Gourmet Burgers Inc (b)(c)	17,826	162,751
Red Rock Resorts Inc Class A	36,654	2,058,489
Sabre Corp (b)(c)	76,866	166,799
Sportradar Holding AG Class A (b)(c)	98,699	1,226,829
Sports Entertainment Gaming Global Corp (c)	1,787	4,931
Starbucks Corp	694,656	73,807,200
Target Hospitality Corp (c)	61,339	1,135,998
Texas Roadhouse Inc	41,842	8,184,295
Wendy's Co/The (b)	63,057	523,373
Wingstop Inc	16,204	1,774,014
Wynn Resorts Ltd	58,762	5,363,795
		405,503,291
Household Durables - 0.0%
Algorhythm Holdings Inc (c)	7,576	2,015
Bassett Furniture Industries Inc	4,002	75,238
BOXABL Inc (b)(c)	77,309	300,732
Cavco Industries Inc (c)	4,774	2,669,287
Cricut Inc Class A	1,369	8,077
Flexsteel Industries Inc	3,070	244,188
Helen of Troy Ltd (c)	7,814	235,201
Hooker Furnishings Corp	504	6,602
Koss Corp (c)	829	2,852
Legacy Housing Corp (c)	15,105	424,904
LGI Homes Inc (c)	20,886	1,168,363
Lifetime Brands Inc	2,172	20,525
Live Ventures Inc (c)	1,687	15,807
Lovesac Co/The (c)	31,600	492,802
Newell Brands Inc	189,691	1,185,569
Purple Innovation Inc Class A (c)	1,313	5,239
Sonos Inc (c)	45,907	716,149
Universal Electronics Inc	5,627	25,659
XMAX Inc (b)(c)	34,173	306,532
		7,905,741
Leisure Products - 0.0%
American Outdoor Brands Inc (c)	6,379	67,426
BRP Inc Subordinate Voting Shares (United States)	20,048	1,239,969
Clarus Corp	6,010	22,357
Escalade Inc	10,781	217,345
Funko Inc Class A (c)	2,950	19,824
Hasbro Inc	81,159	7,637,062
JAKKS Pacific Inc	6,837	171,677
Johnson Outdoors Inc Class A	4,013	180,585
Latham Group Inc (c)	75,217	531,784
Malibu Boats Inc Class A (c)	26,191	706,109
MasterCraft Boat Holdings Inc (c)	9,425	219,414
Mattel Inc (c)	147,153	2,199,937
Peloton Interactive Inc Class A (b)(c)	188,622	1,011,014
Smith & Wesson Brands Inc	25,641	326,154
Tron Inc (b)(c)	282,256	493,948
Twin Vee PowerCats Co (c)	22,598	228,240
		15,272,845
Specialty Retail - 0.5%
Academy Sports & Outdoors Inc (b)	34,937	1,500,894
Arko Corp	16,331	74,469
ARKO Petroleum Corp Class A	4,271	77,519
Carparts Com Inc (c)	3,704	26,780
Citi Trends Inc (c)	10,797	734,898
Destination XL Group Inc (c)	25,162	15,399
Digital Brands Group Inc (b)(c)	12,632	80,908
Duluth Holdings Inc Class B (c)	9,716	35,755
Five Below Inc (c)	35,378	8,732,706
GrowGeneration Corp (c)	368	592
Lands' End Inc (c)	88	1,041
Leslie's Inc (c)	5,296	2,730
Lulu's Fashion Lounge Holdings Inc (c)	313	4,157
Monro Inc (b)	1,502	18,715
National Vision Holdings Inc (c)	30,381	518,907
Newegg Commerce Inc Class A (b)(c)	7,811	127,163
O'Reilly Automotive Inc (c)	504,864	44,831,923
OneWater Marine Inc Class A (c)	939	11,259
Outdoor Holding Co (c)	86,944	187,799
Petco Health & Wellness Co Inc Class A (c)	10,556	28,079
RealReal Inc/The (c)	106,087	1,086,331
Rent the Runway Inc Class A (b)(c)	12,429	44,247
RideNow Group Inc Class B (b)(c)	19,943	112,877
Ross Stores Inc	196,889	44,997,012
Shoe Station Group Inc (b)	43,462	595,429
Sportsman's Warehouse Holdings Inc (c)	4,732	5,631
Stitch Fix Inc Class A (c)	194	615
ThredUp Inc Class A (c)	132,308	355,909
Tractor Supply Co (b)	307,565	10,734,019
Ulta Beauty Inc (c)	26,844	14,417,912
Upbound Group Inc	15,454	282,808
Urban Outfitters Inc (c)	54,489	4,396,717
Winmark Corp (b)	3,331	1,108,290
Zumiez Inc (c)	4,212	75,395
		135,224,885
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (b)	27,384	1,571,842
Crocs Inc (c)	30,435	3,663,765
Crown Crafts Inc	900	2,538
Fossil Group Inc (c)	30,053	149,363
G-III Apparel Group Ltd	26,154	852,359
Lakeland Industries Inc (b)	4,914	57,150
Lululemon Athletica Inc (c)	64,604	7,769,277
Playboy Inc (c)	4,929	5,816
Rocky Brands Inc	4,879	220,580
Steven Madden Ltd	52,816	2,280,595
Superior Group of Cos Inc	5,420	64,769
Vera Bradley Inc (c)	2,906	9,880
Vince Holding Corp (c)	5,929	40,554
		16,688,488
TOTAL CONSUMER DISCRETIONARY		3,200,347,868
Consumer Staples - 4.1%
Beverages - 0.8%
Celsius Holdings Inc (b)(c)	140,572	4,420,989
Coca-Cola Consolidated Inc	34,366	6,720,959
Keurig Dr Pepper Inc	838,165	26,703,937
MGP Ingredients Inc	4,300	71,423
Monster Beverage Corp (c)	1,194,290	54,841,797
National Beverage Corp	43,739	1,383,465
PepsiCo Inc	825,308	115,823,725
Vita Coco Co Inc/The (c)	35,230	2,068,529
Willamette Valley Vineyards Inc (c)	1,065	2,364
		212,037,188
Consumer Staples Distribution & Retail - 2.9%
Andersons Inc/The	20,734	1,345,015
Casey's General Stores Inc	22,422	16,866,053
Chefs' Warehouse Inc/The (c)	24,855	2,795,442
Costco Wholesale Corp	269,318	254,206,567
Dollar Tree Inc (c)	119,717	15,154,975
Grocery Outlet Holding Corp (b)(c)	17,504	209,173
HF Foods Group Inc (c)	32,914	58,915
Ingles Markets Inc Class A	8,873	725,811
Mangoceuticals Inc (b)(c)	587,016	228,995
Maplebear Inc (c)	151,594	7,658,529
PriceSmart Inc	18,714	3,181,567
Sprouts Farmers Market Inc (c)	57,095	4,684,074
Village Super Market Inc Class A (b)	6,632	287,033
Walmart Inc	4,826,681	506,174,036
Yesway Inc Class A (c)	38,390	956,295
		814,532,480
Food Products - 0.3%
Alico Inc	5,507	218,793
Barfresh Food Group Inc (c)	7,248	9,132
BranchOut Food Inc (c)	12,688	50,498
Bridgford Foods Corp (c)	3,265	19,623
Cal-Maine Foods Inc (b)	27,210	2,147,413
Campbell's Company/The (b)	162,569	3,849,634
CN Healthy Food Tech Group Corp (c)(d)	10,080	41,731
Freshpet Inc (c)	29,096	2,032,647
Hain Celestial Group Inc (c)	46,223	34,455
J & J Snack Foods Corp	6,422	566,292
John B Sanfilippo & Son Inc	5,376	396,157
Kraft Heinz Co/The	702,368	18,029,787
Lifeway Foods Inc (c)	10,000	260,300
Limoneira Co	4,267	58,714
Mama's Creations Inc (c)	25,961	421,347
Marzetti Company/The	12,857	1,448,341
Mission Produce Inc (b)(c)	19,078	242,672
Mondelez International Inc	777,998	48,290,336
Oatly Group AB ADR (b)(c)	14,685	212,198
Pilgrim's Pride Corp (b)(c)	137,051	4,300,660
Sadot Group Inc (c)	499	7,106
Seneca Foods Corp Class A (c)	3,886	770,555
Simply Good Foods Co/The (c)	16,175	185,204
Smithfield Foods Inc (b)	241,724	5,296,173
SOW GOOD INC (c)	16,415	54,005
Vital Farms Inc (b)(c)	2,968	31,698
Westrock Coffee Co (b)(c)	37,834	294,727
		89,270,198
Household Products - 0.1%
Central Garden & Pet Co (c)	3,003	129,069
Central Garden & Pet Co Class A (c)	34,754	1,293,196
Kimberly-Clark Corp (b)	197,446	21,314,296
Reynolds Consumer Products Inc	112,094	2,594,976
WD-40 Co	7,738	1,657,093
		26,988,630
Personal Care Products - 0.0%
FitLife Brands Inc (c)	5,842	58,712
Honest Co Inc/The (c)	48,472	277,260
Interparfums Inc (b)	22,800	2,677,404
Lifevantage Corp (b)	9,383	59,394
Mannatech Inc (c)	530	3,795
Natural Alternatives International Inc (c)	3,669	7,742
Nature's Sunshine Products Inc (c)	9,983	141,259
Niagen Bioscience Inc (c)	3,673	11,496
SkinHealth Systems Inc Class A (b)(c)	14,397	9,734
United-Guardian Inc	2,794	20,229
Upexi Inc (b)(c)	35,186	38,353
Waldencast plc Class A (c)	74,297	103,273
		3,408,651
Tobacco - 0.0%
Ispire Technology Inc (c)	56,273	82,721
TOTAL CONSUMER STAPLES		1,146,319,868
Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	608,014	38,639,291
Dawson Geophysical Co (b)(c)	21,865	74,122
Energy Services of America Corp	9,882	115,125
Geospace Technologies Corp (c)	4,308	22,703
HMH Holding Inc Class A (b)(c)	23,411	450,896
Mammoth Energy Services Inc (c)	36,411	113,966
National Energy Services Reunited Corp (c)	65,459	2,298,265
NCS Multistage Holdings Inc (c)	412	21,980
Patterson-UTI Energy Inc	186,194	2,353,492
ProFrac Holding Corp Class A (c)	114,408	583,481
Smart Sand Inc	22,511	118,633
Weatherford International PLC	48,181	4,710,657
		49,502,611
Oil, Gas & Consumable Fuels - 0.3%
Aemetis Inc (b)(c)	12,805	23,945
AleAnna Inc Class A (b)(c)	15,532	45,509
Alliance Resource Partners LP	77,216	2,046,224
American Resources Corp	63,232	149,228
APA Corp	226,277	9,763,853
Big Sky Industrial Inc (c)	127,574	193,912
Calumet Inc (c)	55,409	2,755,490
Chord Energy Corp	30,899	4,545,552
Clean Energy Fuels Corp (c)	16,043	25,508
Diamondback Energy Inc	168,240	33,728,756
Dorchester Minerals Mlp	21,696	627,231
Eagle Nuclear Energy Corp	17,856	124,813
Epsilon Energy Ltd (b)	6,559	40,863
Expand Energy Corp	140,375	13,779,211
Gevo Inc (c)	6,329	10,506
Green Plains Inc (c)	20,561	297,106
Greenland Energy Co (b)	10,887	14,970
HighPeak Energy Inc Class A	41,476	339,688
Lightbridge Corp (b)(c)	69,080	520,172
Martin Midstream Partners LP	26,819	62,756
New Era Energy & Digital Inc (b)(c)	30,324	143,887
New Fortress Energy Inc Class A (b)(c)	246,341	71,439
NextDecade Corp (b)(c)	161,504	1,217,740
OPAL Fuels Inc Class A (b)(c)	10,411	20,718
Plains All American Pipeline LP	445,585	11,429,255
Plains GP Holdings LP Class A	136,160	3,842,435
Prairie Operating Co (b)(c)	132,146	67,262
PrimeEnergy Resources Corp (b)(c)	1,072	226,278
Sky Quarry Inc (b)(c)	4,405	11,761
Stabilis Solutions Inc (c)	8,967	53,802
Verde Clean Fuels Inc Class A (c)	2,356	3,063
Viper Energy Inc Class A	117,539	5,264,572
		91,447,505
TOTAL ENERGY		140,950,116
Financials - 3.0%
Banks - 0.9%
1st Source Corp	14,861	1,272,547
ACNB Corp (b)	7,468	485,345
Amalgamated Financial Corp	18,977	912,224
Ames National Corp (b)	6,067	191,050
Arrow Financial Corp	10,670	402,686
Auburn National BanCorp Inc	551	14,463
Avidbank Holdings Inc (c)	5,619	176,661
BancFirst Corp (b)	21,938	2,396,068
Bancorp Inc/The (c)	25,281	1,643,265
Bank First Corp	7,272	1,095,600
Bank of Marin Bancorp	7,083	188,266
Bank OZK	74,253	3,644,337
Bank7 Corp	6,441	330,810
Bankwell Financial Group Inc	10,507	690,730
Banner Corp	21,330	1,496,086
BayCom Corp	7,889	235,329
Bayfirst Financial Corp (b)(c)	952	6,187
Bogota Financial Corp (c)	8,810	81,184
BOK Financial Corp	34,530	4,698,842
Bridgewater Bancshares Inc (c)	18,186	383,179
Broadway Financial Corp/DE (c)	2,096	24,900
Burke & Herbert Financial Services Corp	12,112	863,707
Business First Bancshares Inc	22,688	703,782
BV Financial Inc (c)	6,699	142,287
C&F Financial Corp (b)	2,776	252,644
California BanCorp	17,316	368,484
Camden National Corp	11,665	658,839
Capital Bancorp Inc	12,114	437,800
Capital City Bank Group Inc	10,371	523,528
Capitol Federal Financial Inc	77,454	666,879
Carter Bankshares Inc	11,544	360,635
Cathay General Bancorp (b)	40,673	2,489,594
CB Financial Services Inc (b)	894	33,409
Central BanCo Inc	152,830	4,906,607
Central Plains Bancshares Inc (c)	931	19,532
CF Bankshares Inc Class A	2,057	71,090
Chemung Financial Corp	4,132	334,981
ChoiceOne Financial Services Inc	11,319	375,904
Citizens & Northern Corp	11,685	296,098
Citizens Community Bancorp Inc/WI	6,202	129,188
Citizens Financial Services Inc	3,545	284,805
City Holding Co (b)	8,764	1,252,814
Civista Bancshares Inc	12,086	326,080
CNB Financial Corp/PA	29,695	1,004,285
Coastal Financial Corp/WA Class A (c)	8,367	394,169
Columbia Banking System Inc	175,708	5,207,985
Columbia Financial Inc (b)	320,575	3,725,082
Commerce Bancshares Inc/MO	95,185	5,493,126
Commercial Bancgroup Inc	7,897	266,761
Community Bancorp/VT (b)	3,974	160,868
Community Trust Bancorp Inc	12,313	937,389
Community West Bancshares	12,550	325,422
Connectone Bancorp Inc	30,468	957,914
CVB Financial Corp	108,803	2,412,163
Eagle Bancorp Inc	17,734	483,961
Eagle Bancorp Montana Inc	3,665	81,913
Eagle Financial Services Inc	3,266	134,918
East West Bancorp Inc	84,996	10,782,593
Eastern Bankshares Inc (b)	144,329	3,169,465
ECB Bancorp Inc/MD (c)	3,509	72,636
Enterprise Financial Services Corp	22,498	1,422,549
Esquire Financial Holdings Inc (b)	5,718	638,815
Farmers & Merchants Bancorp Inc/Archbold OH (b)	9,817	333,287
Farmers National Banc Corp	62,174	970,536
FB Bancorp Inc (c)	7,146	112,049
Fidelity D&D Bancorp Inc	1,525	81,694
Financial Institutions Inc	9,754	395,232
Finward Bancorp	2,064	88,814
Finwise Bancorp (c)	5,334	74,169
First Bancorp Inc/The	7,983	273,498
First Bancorp/Southern Pines NC	25,726	1,631,800
First Bank/Hamilton NJ	15,543	276,665
First Busey Corp	54,671	1,645,597
First Business Financial Services Inc	5,506	384,704
First Capital Inc (b)	2,233	138,736
First Citizens BancShares Inc/NC Class A	6,589	14,261,232
First Community Bankshares Inc	14,638	709,797
First Community Corp/SC	3,875	128,263
First Financial Bancorp	65,714	2,144,248
First Financial Bankshares Inc	89,061	2,959,497
First Financial Corp	6,907	540,680
First Guaranty Bancshares Inc (b)	5,924	50,295
First Hawaiian Inc	75,141	1,924,361
First Internet Bancorp	3,725	101,842
First Interstate BancSystem Inc Class A	66,691	2,454,896
First Merchants Corp	47,823	1,983,220
First Mid Bancshares Inc	24,105	1,199,465
First National Corp/VA	3,174	96,966
First Northwest Bancorp (c)	5,233	58,924
First United Corp	3,974	170,485
First US Bancshares Inc	3,303	54,169
First Western Financial Inc (c)	5,701	176,560
Firstsun Capital Bancorp (c)	37,249	1,490,332
Five Star Bancorp	15,048	689,499
Forbright Inc Class A (b)	5,819	106,255
Franklin Financial Services Corp (b)	2,442	151,282
FS Bancorp Inc	6,175	261,203
Fulton Financial Corp	112,465	2,638,429
FVCBankcorp Inc	9,654	176,282
German American Bancorp Inc (b)	23,301	1,149,205
Great Southern Bancorp Inc	7,818	611,915
Greene County Bancorp Inc	11,648	400,575
Hancock Whitney Corp	50,902	3,791,690
Hanmi Financial Corp	18,308	567,548
Hanover Bancorp Inc	2,591	69,232
Hawthorn Bancshares Inc	4,170	162,255
HBT Financial Inc (b)	25,138	891,896
Heritage Financial Corp Wash	27,937	798,160
Hingham Institution For Savings The (b)	1,460	420,874
Home Bancorp Inc	5,138	351,902
Home Federal Bancorp Inc of Louisiana	813	19,715
Hope Bancorp Inc	81,970	1,130,366
Horizon Bancorp Inc/IN	30,365	589,688
Hoyne Bancorp Inc	4,428	73,151
Huntington Bancshares Inc/OH	1,252,244	20,893,691
Independent Bank Corp	30,825	2,502,374
Independent Bank Corp/MI	12,853	469,006
International Bancshares Corp	38,157	2,677,095
Investar Holding Corp	7,215	217,388
Isabella Bank Corp	504	19,273
John Marshall Bancorp Inc	8,392	191,673
Kearny Financial Corp/MD	41,433	408,944
Lake Shore Bancorp Inc/MD	4,671	80,528
Lakeland Financial Corp	14,775	873,055
Landmark Bancorp Inc/Manhattan KS	3,545	112,660
LCNB Corp	12,197	235,768
Magyar Bancorp Inc	3,540	68,534
MainStreet Bancshares Inc	4,185	104,374
Mechanics Bancorp Class A	132,263	2,081,820
Mercantile Bank Corp	10,911	652,041
Meridian Corp	4,705	90,665
Metrocity Bankshares Inc (b)	22,083	768,930
Mid Penn Bancorp Inc	26,275	956,673
Midland States Bancorp Inc	11,552	378,790
MVB Financial Corp	5,053	152,954
National Bankshares Inc VA	4,916	202,539
NB Bancorp Inc	29,741	664,117
NBT Bancorp Inc (b)	33,739	1,734,859
Northeast Bank	5,979	754,251
Northeast Community Bancorp Inc	8,750	230,563
Northrim BanCorp Inc (b)	15,035	384,445
Northwest Bancshares Inc	109,134	1,668,659
Norwood Financial Corp	7,935	271,060
Oak Valley Bancorp	6,627	222,601
OceanFirst Financial Corp	38,475	724,869
Ohio Valley Banc Corp	2,547	116,474
Old National Bancorp/IN (b)	248,768	6,363,485
Old Second Bancorp Inc	34,742	871,329
OP Bancorp	9,607	144,201
Orange County Bancorp Inc	9,440	358,248
Orrstown Financial Services Inc	21,495	896,342
Parke Bancorp Inc	6,191	208,946
Pathfinder Bancorp Inc	616	9,676
Pathward Financial Inc	13,578	1,106,064
Patriot National Bancorp Inc (c)	65,631	69,569
PCB Bancorp	11,170	305,276
Peapack-Gladstone Financial Corp (b)	10,155	453,319
Peoples Bancorp Inc/OH	31,518	1,240,864
Peoples Bancorp of North Carolina Inc	3,497	152,819
Peoples Financial Services Corp (b)	6,763	464,415
Pioneer Bancorp Inc/NY (c)	15,096	263,576
Plumas Bancorp	4,437	271,678
Ponce Financial Group Inc (c)	13,105	265,769
Preferred Bank/Los Angeles CA	7,854	804,485
Primis Financial Corp	11,678	185,680
Princeton Bancorp Inc	4,685	197,801
QCR Holdings Inc	10,173	1,011,908
RBB Bancorp	9,030	234,329
Red River Bancshares Inc (b)	3,979	398,059
Republic Bancorp Inc/KY Class A	12,101	1,131,565
Rhinebeck Bancorp Inc (c)	4,277	53,869
Richmond Mutual BanCorp Inc	4,283	67,629
Riverview Bancorp Inc	15,015	78,078
S&T Bancorp Inc (b)	22,092	1,093,112
SB Financial Group Inc	4,710	130,467
Seacoast Banking Corp of Florida	70,842	2,405,440
Shore Bancshares Inc	20,817	477,958
Sierra Bancorp	9,715	384,908
Simmons First National Corp Class A	105,270	2,376,997
Sound Financial Bancorp Inc	1,189	55,752
South Plains Financial Inc	20,821	907,796
Southern First Bancshares Inc (c)	5,667	347,670
Southern Missouri Bancorp Inc	6,394	470,534
SR Bancorp Inc	3,490	68,020
Stock Yards Bancorp Inc	19,445	1,540,238
Summit State Bank (c)	3,743	48,135
Texas Capital Bancshares Inc	28,010	2,722,012
TFS Financial Corp (b)	175,569	3,067,190
Timberland Bancorp Inc/WA	5,727	261,094
Towne Bank/Portsmouth VA	56,543	2,094,353
TriCo Bancshares	19,668	1,049,878
TrustCo Bank Corp NY	10,724	608,265
Trustmark Corp	43,081	1,978,280
UMB Financial Corp	48,868	6,921,175
Union Bankshares Inc/Morrisville VT	1,744	41,115
United Bankshares Inc/WV (b)	88,275	4,160,401
Unity Bancorp Inc	6,310	366,169
Univest Financial Corp	17,756	737,229
USCB Financial Holdings Inc	13,330	296,459
Valley National Bancorp	325,337	4,437,597
Virginia National Bankshares Corp	6,804	315,025
WaFd Inc (b)	45,879	1,640,633
Washington Trust Bancorp Inc	22,143	866,456
WesBanco Inc	58,275	2,331,583
West BanCorp Inc	14,089	398,014
Westamerica BanCorp	11,622	674,657
Western New England Bancorp Inc	15,871	218,068
Wintrust Financial Corp	42,426	6,379,173
WSFS Financial Corp	32,390	2,508,606
Zions Bancorp NA	91,929	6,130,745
		244,534,451
Capital Markets - 1.1%
Aether Holdings Inc (b)(c)	6,102	18,550
AlTi Global Inc Class A (b)(c)	52,244	203,752
Armada Acquisition Corp II Class A (c)	21,524	226,432
Aurelion Inc Class A (b)(c)	7,221	10,615
Beneficient Class A (c)	745	1,541
BGC Group Inc Class A	262,170	3,148,662
Binah Capital Group Inc (c)	10,164	14,128
BRC Group Holdings Inc (b)(c)	73,146	506,170
Cantor Equity Partners V Inc Class A	16,363	169,357
Carlyle Group Inc/The	219,192	10,606,701
Cayson Acquisition Corp (c)	2,715	30,354
ChampionsGate Acquisition Corp Class A (c)(d)	1,058	11,077
CME Group Inc Class A	221,184	63,148,032
Coinbase Global Inc Class A (c)	132,008	24,833,345
D Boral Acquisition I Corp Class A	14,197	142,183
Dominari Holdings Inc	11,579	27,095
EGH Acquisition Corp Class A (c)	9,154	95,385
Galaxy Digital Inc Class A (b)(c)	94,100	2,314,860
GCM Grosvenor Inc Class A	40,168	553,917
Gemini Space Station Inc Class A (b)(c)	130,498	587,241
Great Elm Group Inc (c)	7,056	15,523
Hamilton Lane Inc Class A	22,120	2,407,098
Hennessy Advisors Inc	5,713	57,816
Heritage Global Inc (c)	9,855	12,713
Innventure Inc (b)(c)	173,185	223,409
Interactive Brokers Group Inc Class A	270,287	26,296,222
LPL Financial Holdings Inc	47,310	17,511,087
M3-Brigade Acquisition VI Corp Class A	8,888	90,924
MarketAxess Holdings Inc	18,961	3,083,627
MarketWise Inc Class A	377	6,786
MDB Capital Holdings LLC Class A (c)	951	2,709
Morningstar Inc	24,189	5,295,940
Nasdaq Inc	344,906	34,011,181
Newbury Street II Acquisition Corp Class A (c)	10,095	110,338
Northern Trust Corp	112,803	20,931,725
Perella Weinberg Partners Class A (b)	67,193	1,117,420
ProCap Acquisition Corp Class A (c)	19,682	204,496
Procap Financial Inc (b)	6,808	14,705
Range Capital Acquisition Corp II Class A	15,923	162,096
Republic Digital Acquisition Co Class A (c)	12,372	128,793
Robinhood Markets Inc Class A (c)	474,984	49,783,073
SEI Investments Co	74,915	8,314,067
SHARPLINK INC (b)(c)	53,711	463,526
Siddhi Acquisition Corp Class A (c)	19,269	202,325
Siebert Financial Corp (c)	22,318	49,546
Silvercrest Asset Management Group Inc Class A	2,756	27,670
Sizzle Acquisition Corp II Class A (c)	5,160	54,025
Soren Acquisition Corp Class A	4,217	42,128
StepStone Group Inc Class A	40,950	2,140,047
StoneX Group Inc (c)	71,941	4,926,520
T Rowe Price Group Inc	131,982	14,686,957
Titan Acquisition Corp Class A (c)	13,678	143,482
TPG Inc Class A	101,977	5,518,995
Tradeweb Markets Inc Class A	67,895	7,312,292
US Global Investors Inc Class A	8,407	27,743
Value Line Inc	5,945	220,024
Victory Capital Holdings Inc Class A	39,378	4,646,998
Wealthfront Corp (c)	47,148	434,233
		317,327,656
Consumer Finance - 0.2%
Atlanticus Holdings Corp (c)	10,269	929,036
Consumer Portfolio Services Inc (c)	12,500	115,375
Credit Acceptance Corp (b)(c)	6,589	3,951,687
Dave Inc Class A (b)(c)	7,284	2,618,744
DeFi Development Corp (b)(c)	11,903	64,038
Encore Capital Group Inc (c)	13,491	1,308,762
EZCORP Inc Class A (b)(c)	38,558	1,246,195
Figure Technology Solutions Inc Class A	96,110	3,526,276
FirstCash Holdings Inc	26,689	5,723,990
Happen Inc (c)	90,501	1,591,008
Jefferson Capital Inc (b)	38,527	801,747
Katapult Holdings Inc Class A (c)	1,066	5,766
Lendingtree Inc (c)	20,831	584,101
Medallion Financial Corp (b)	15,603	184,427
Navient Corp (b)	28,956	275,372
Oportun Financial Corp (c)	3,636	26,725
PRA Group Inc (c)	3,250	61,165
SLM Corp (b)	121,832	3,163,977
SoFi Technologies Inc Class A (c)	754,466	13,489,852
Upstart Holdings Inc (b)(c)	71,860	2,060,945
Vroom Inc (c)	1,635	15,205
World Acceptance Corp (b)(c)	2,806	515,771
		42,260,164
Financial Services - 0.4%
1RT Acquisition Corp Class A	8,923	92,085
26 Capital Acquisition Corp Class A (c)(d)	12,701	0
Abony Acquisition Corp I	2,223	22,186
Acacia Research Corp (c)	49,542	219,966
ACP Holdings Acquisition Corp Class A	3,268	32,843
Aeon Acquisition I Corp	10,783	107,614
Affirm Holdings Inc Class A (c)	183,727	13,678,476
Aimei Health Technology Co Ltd (c)	5,806	69,730
Aldabra 4 Liquidity Opportunity Vehicle Inc Class A	1,693	16,913
Aldel Financial II Inc Class A (c)	12,762	137,830
Alerus Financial Corp	18,429	606,314
Alpex Acquisition Corp	48,651	483,591
Andretti Acquisition Corp II Class A (c)	19,676	214,468
Apex Treasury Corp Class A	62,254	630,010
Apogee Acquisition Corp Class A	2,523	25,381
Archimedes Tech SPAC Partners II Co (c)	19,456	207,887
Archimedes Tech SPAC Partners III Co	2,201	22,318
Armada Acquisition Corp III Class A	1,125	11,306
Art Technology Acquisition Corp	5,077	50,618
Averin Capital Acquisition Corp Class A	2,925	29,133
BERTO ACQUISITION CORP (c)	51,962	545,081
BioKey Cayman Inc (b)(d)	2,511	0
Black Hawk Acquisition Corp (c)	566	6,775
Blue Acquisition Corp Class A (c)	16,861	176,703
Blue Water Acquisition Corp III Class A (c)	56,741	588,688
Bold Eagle Acquisition Corp Class A (c)	24,152	259,151
Bowen Acquisition Corp (b)(c)(d)	6,276	0
Breeze Acquisition Corp II	5,924	59,240
BTC Development Corp Class A	10,106	102,576
Cal Redwood Acquisition Corp Class A (c)	8,778	91,028
Cantor Equity Partners I Inc Class A (c)	13,318	143,235
Cantor Equity Partners IV Inc (c)	44,269	458,627
Cantor Equity Partners VII Inc Class A	18,203	183,850
Cass Information Systems Inc (b)	9,792	549,429
Centurion Acquisition Corp Class A (c)	6,757	72,976
Chime Financial Inc Class A (c)	195,294	6,466,185
Churchill Capital Corp XI Class A	1,186	15,863
Churchill Capital Corp XII Class A	11,174	120,679
Clean Energy Special Situations Corp rights (c)(d)	13,177	0
CO2 Energy Transition Corp (c)	289	3,072
Coeptis Holdings Inc (d)	3,782	0
Cohen Circle Acquisition Corp II Class A (c)	28,408	293,313
Collective Acquisition Corp Class A (c)	2,055	21,680
Collective Acquisition Corp II Class A	5,882	58,761
Crane Harbor Acquisition Corp II Class A	19,442	196,753
CSLM Digital Asset Acquisition Corp III Ltd Class A	13,479	137,890
Currenc Group Inc Class A (b)(c)	54,401	178,435
Digital Asset Acquisition Corp Class A (c)	14,683	152,850
DP Cap Acquisition Corp I Class A (b)(d)	654,800	168,807
Drugs Made In America Acquisition Corp (c)	60,382	649,107
Drugs Made In America Acquisition II Corp	45,917	465,598
Dynamix Corp Class A (c)	16,242	176,713
Dynamix Corp III Class A	5,676	57,157
Enact Holdings Inc (b)	88,631	4,272,015
Euronet Worldwide Inc (c)	18,011	1,251,945
Evolution Global Acquisition Corp Class A	25,369	256,734
Fact II Acquisition Corp Class A (c)	4,449	47,515
FIGX Capital Acquisition Corp (c)	4,897	50,586
Fiserv Inc (c)	315,441	16,816,161
Flywire Corp (c)	51,220	967,546
Fortress Value Acquisition Corp V Class A	39,865	407,420
FortuneX Acquisition Corp	50,607	508,600
Future Health ESG Corp warrants 12/31/2028 (c)(d)	3,358	0
Galata Acquisition Corp II Class A	11,565	117,847
General Catalyst Global Resilience Merger Corp Class A	2,984	30,347
General Purpose Acquisition Corp Class A	9,862	99,212
GigCapital8 Corp Class A	19,549	198,422
GigCapital9 Corp Class A	40,511	404,907
Gores Holdings X Inc Class A (c)	24,354	260,101
GP-Act III Acquisition Corp (c)	27,434	305,615
GSR IV Acquisition Corp Class A	15,004	153,641
HELIX ACQUISITION CORP III Class A	9,079	97,145
Hennessy Capital Investment Corp VII (b)(c)	22,239	175,466
IB Acquisition Corp (c)	4,603	49,758
Infinite Eagle Acquisition Corp Class A	21,183	217,126
Inflection Point Acquisition Corp VI Class A (b)	15,841	160,153
Inflection Point Acquisition Corp VII	16,481	166,128
International Money Express Inc (c)	52,296	756,723
Invest Green Acquisition Corp Class A	2,295	23,180
Irenic Acquisition Corp Class A	8,092	80,677
Iron Horse Acquisition II Corp	1,674	16,807
ITHAX Acquisition Corp III Class A	15,172	152,327
Jack Henry & Associates Inc	41,283	6,931,830
JATT II Acquisition Corp	4,383	52,881
K&F Growth Acquisition Corp II Class A (c)	83,571	889,195
K2 Capital Acquisition Corp Class A	5,840	58,926
Karbon Capital Partners Corp Class A	4,151	41,925
Keystone Acquisition Corp Class A	10,752	106,391
Kochav Defense Acquisition Corp (c)	6,235	65,156
KRAKacquisition Corp Class A	5,762	57,562
Lafayette Digital Acquisition Corp I Class A	4,230	42,342
Lake Superior Acquisition Corp Class A	6,720	68,611
Lakeshore Acquisition III Corp (c)	2,525	27,068
Launch One Acquisition Corp Class A (c)	1,896	20,496
Launch Two Acquisition Corp Class A (c)	8,170	88,318
Lightwave Acquisition Corp Class A (c)	17,587	181,850
Lionheart Holdings Class A (c)	20,181	219,166
M Evo Global Acquisition Corp II Class A	2,640	26,426
Marqeta Inc Class A (c)	34,152	560,776
McKinley Acquisition Corp Class A	3,724	38,171
Melar Acquisition Corp I Class A (c)	20,514	225,449
Merchants Bancorp/IN (b)	29,285	1,541,562
Meshflow Acquisition Corp Class A	20,931	210,775
Mountain Crest Acquisition 6 Corp	5,058	50,580
Mountain Lake Acquisition Corp II Class A	1,991	19,930
Muzero Acquisition Corp Class A	2,653	26,530
New Providence Acquisition Corp III Class A (c)	22,906	239,826
NewHold Investment Corp III (c)	8,329	88,204
NewtekOne Inc	14,179	167,170
NMI Holdings Inc (c)	46,759	2,073,762
NMP Acquisition Corp Class A	36,838	381,273
Oaktree Acquisition Corp III Life Sciences Class A (c)	15,243	164,015
Oceanhawk Acquisition Corp Class A	3,217	32,057
OneIM Acquisition Corp Class A	12,897	130,389
OTG Acquisition Corp I Class A	5,065	51,764
Oyster Enterprises II Acquisition Corp Class A (c)	14,458	150,219
Payoneer Global Inc (c)	144,108	1,024,608
PayPal Holdings Inc	527,371	27,773,995
Paysign Inc (b)(c)	77,510	965,775
Perimeter Acquisition Corp I Class A (c)	8,123	84,642
Pioneer Acquisition I Corp (c)	8,315	85,728
Plum Acquisition Corp IV Class A (c)	32,231	342,132
Praetorian Acquisition Corp Class A	3,539	35,372
Priority Technology Holdings Inc (b)(c)	27,007	143,407
QDRO Acquisition Corp Class A	7,198	71,980
Quantumsphere Acquisition Corp	14,985	154,645
Quartzsea Acquisition Corp (c)	3,049	32,441
Quetta Acquisition Corp (c)	5,515	63,974
Range Capital Acquisition Corp (c)	2,691	29,170
Remitly Global Inc (c)	144,992	3,877,087
Renatus Tactical Acquisition Corp I Class A (c)	10,253	107,451
Repay Holdings Corp Class A (c)	12,869	46,200
Roman DBDR Acquisition Corp II Class A (c)	39,525	420,941
RTB Digital Inc (b)(c)	6,238	84,026
Security National Financial Corp Class A	12,104	105,305
Sezzle Inc (b)(c)	20,558	2,478,268
Silicon Valley Acquisition Corp Class A	13,853	139,084
Silver Pegasus Acquisition Corp	19,234	199,264
SIM Acquisition Corp I Class A (c)	15,452	169,972
Solarius Capital Acquisition Corp Class A	39,103	403,152
Space Asset Acquisition Corp Class A	11,532	116,473
SPACSphere Acquisition Corp Class A	29,628	299,243
Spark I Acquisition Corp Class A (c)	5,593	64,767
Stellar V Capital Corp (c)	2,051	21,884
Sui Group Holdings Ltd (c)	22,646	22,193
SUMA Acquisition Corp Class A	2,452	24,397
Tailwind 2.0 Acquisition Corp Class A	7,143	72,287
Talon Capital Corp Class A	10,283	105,401
TCGX Acquisition Corp Class A	43,770	616,719
Teamshares Inc Class A (c)	21,168	134,628
Texas Ventures Acquisition III Corp Class A (c)	11,754	124,005
Thayer Ventures Acquisition Corp II Class A (c)	7,630	79,161
Trailblazer Acquisition Corp Class A	15,503	158,441
Translational Development Acquisition Corp Class A (c)	16,554	179,611
Twelve Seas Investment Co III Class A	3,129	31,478
Usio Inc (c)	8,662	24,080
UY Scuti Acquisition Corp (c)	1,031	11,320
Velos Acquisition I Corp Class A (c)	43,670	468,579
Vendome Acquisition Corp I Class A (c)	47,203	484,775
Waterstone Financial Inc	14,143	296,437
Wen Acquisition Corp Class A (c)	19,241	199,529
Willow Lane Acquisition Corp II Class A	3,177	32,532
X3 Acquisition Corp Ltd Class A	6,668	66,680
XBP Global Holdings Inc Class A (c)	627	1,803
Xsolla SPAC 1 Class A	10,432	103,903
Yorkville Acquisition Corp Class A (c)	9,625	99,474
		114,812,009
Insurance - 0.4%
American Coastal Insurance Corp (b)	28,042	265,558
Amerisafe Inc	1,905	49,606
Arch Capital Group Ltd (c)	215,965	21,179,688
Atlantic American Corp (c)	7,862	10,927
Baldwin Insurance Group Inc/The Class A (b)(c)	59,832	1,845,817
Brighthouse Financial Inc (c)	34,195	1,813,019
Cincinnati Financial Corp	96,099	16,327,220
Donegal Group Inc Class A	24,663	471,557
eHealth Inc (c)	13,062	14,760
Erie Indemnity Co Class A (b)	26,324	6,727,361
Ethos Technologies Inc Class A (c)	19,630	713,158
FG Nexus Inc (b)(c)	3,094	25,216
FG Nexus Inc rights (c)(d)	21	0
Global Indemnity Group LLC Class A	840	24,839
Goosehead Insurance Inc Class A (b)(c)	13,749	943,869
Greenlight Capital Re Ltd Class A (c)	19,842	300,805
Health In Tech Inc Class A (c)	33,627	32,282
Investors Title Co	1,170	344,448
James River Group Holdings Inc	10,729	43,023
Kingstone Cos Inc	11,852	232,892
NI Holdings Inc (c)	12,307	184,605
Palomar Hldgs Inc	16,489	2,185,947
Porch Group Inc (c)	70,644	1,200,242
Principal Financial Group Inc	134,546	14,821,587
Root Inc/OH Class A (c)	5,647	313,352
Safety Insurance Group Inc	10,164	1,054,413
Selective Insurance Group Inc	36,805	3,359,928
Skyward Specialty Insurance Group Inc (c)	26,024	1,494,038
Slide Insurance Holdings Inc	75,936	1,765,512
Tiptree Inc Class A	25,988	481,298
Trupanion Inc (c)	15,580	454,157
TWFG Inc Class A (c)	9,197	265,150
United Fire Group Inc (b)	18,117	975,963
Willis Towers Watson PLC	57,393	19,430,400
		99,352,637
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	57,672	561,725
AGNC Investment Corp (b)	734,907	7,885,552
Manhattan Bridge Capital Inc	5,676	22,704
Sunrise Realty Trust Inc	7,435	55,688
		8,525,669
TOTAL FINANCIALS		826,812,586
Health Care - 5.1%
Biotechnology - 3.2%
4D Molecular Therapeutics Inc (c)	1,013	14,293
Abeona Therapeutics Inc (b)(c)	96,044	561,857
Absci Corp (b)(c)	115,158	1,041,028
ABVC BioPharma Inc (b)(c)	14,820	12,708
ACADIA Pharmaceuticals Inc (c)	118,300	3,420,053
Achieve Life Sciences Inc (b)(c)	88,328	701,324
Actuate Therapeutics Inc (c)	3,492	5,308
Acumen Pharmaceuticals Inc (b)(c)	47,577	135,594
Adamas Pharmaceuticals Inc rights (c)(d)	26,195	0
ADMA Biologics Inc (c)	133,599	1,254,495
Adverum Biotechnologies Inc rights (b)(c)(d)	11,897	0
Agenus Inc (b)(c)	76,933	585,460
Agios Pharmaceuticals Inc (c)	22,848	769,521
Akebia Therapeutics Inc (c)	49,551	45,527
Akouos Inc (b)(c)(d)	22,594	3,389
Aktis Oncology Inc (b)	28,570	740,249
Alaunos Therapeutics Inc (c)	1,117	1,899
Albireo Pharma Inc rights (c)(d)	10,788	0
Alector Inc (c)	66,458	150,195
Alkermes PLC (c)	110,030	5,170,310
Allogene Therapeutics Inc (c)	423,677	847,354
Alnylam Pharmaceuticals Inc (c)	82,744	19,915,653
Alps Group Inc	13,462	5,250
Altimmune Inc (b)(c)	255,908	795,874
ALX Oncology Holdings Inc (c)	31,025	59,878
Amgen Inc	328,112	141,048,788
AnaptysBio Inc (c)	16,261	927,365
Anavex Life Sciences Corp (b)(c)	41,761	116,931
Anika Therapeutics Inc (c)	8,165	170,404
Anixa Biosciences Inc (b)(c)	6,548	21,936
Annexon Inc (c)	80,575	398,041
Apogee Therapeutics Inc (c)	36,948	4,990,936
Apollomics Inc Class A (c)	1,646	44,771
Arbutus Biopharma Corp (b)(c)	119,415	606,628
Arcutis Biotherapeutics Inc (c)	60,362	1,446,877
Ardelyx Inc (c)	234,899	887,918
ArriVent Biopharma Inc (c)	41,879	1,258,464
Arrowhead Pharmaceuticals Inc (c)	84,731	6,980,987
ARS Pharmaceuticals Inc (b)(c)	2,282	13,692
Assembly Biosciences Inc (c)	699	23,507
Atara Biotherapeutics Inc (b)(c)	1,934	17,213
Atossa Therapeutics Inc (c)	4,908	12,270
Attovia Therapeutics Inc	42,330	905,862
Aura Biosciences Inc (b)(c)	61,846	444,054
Avalo Therapeutics Inc (c)	46,312	895,674
Avita Medical Inc (b)(c)	13,896	140,350
Beam Therapeutics Inc (c)	46,888	1,379,914
BeOne Medicines Ltd ADR (c)	21,295	7,657,256
Beyondspring Inc (b)(c)	22,298	13,836
Bicara Therapeutics Inc (c)	53,385	1,234,261
bioAffinity Technologies Inc (b)(c)	166	757
BioCryst Pharmaceuticals Inc (c)	200,148	1,941,436
Biogen Inc (c)	87,449	18,945,826
BioMarin Pharmaceutical Inc (c)	110,153	7,185,280
Biomea Fusion Inc (c)	39,220	65,890
BioVie Inc (b)(c)	7,980	18,194
Bioxcel Therapeutics Inc (b)(c)	10,872	1,770
Bridgebio Pharma Inc (c)	123,777	9,480,080
C4 Therapeutics Inc (b)(c)	182,496	677,060
Cabaletta Bio Inc (b)(c)	250,987	780,570
CAMP4 Therapeutics Corp (b)(c)	16,384	64,881
Candel Therapeutics Inc (b)(c)	84,291	1,101,683
Capricor Therapeutics Inc (b)(c)	4,926	48,817
CareDx Inc (c)	31,991	1,603,069
Caris Life Sciences Inc (c)	145,874	3,718,328
Carisma Therapeutics Inc rights (c)(d)	92,579	0
Cartesian Therapeutics Inc (c)	18,580	172,423
Cartesian Therapeutics Inc rights (b)(c)(d)	116,771	35,031
Celcuity Inc (b)(c)	26,404	2,351,540
Celldex Therapeutics Inc (c)	57,744	2,288,395
Celularity Inc Class A (b)(c)	1,590	2,942
Century Therapeutics Inc (b)(c)	79,078	162,110
Cerenome Inc (c)	2,849	8,034
CervoMed Inc (b)(c)	2,500	6,575
CG oncology Inc (c)	52,902	3,976,114
Chinook Therapeutics Inc rights (c)(d)	11,497	0
Cibus Inc Class A (b)(c)	50,859	82,392
Citius Oncology Inc Class A (c)	54,731	41,771
Clene Inc (b)(c)	7,401	31,676
Climb Bio Inc (b)(c)	29,677	407,465
Cogent Biosciences Inc (c)	105,939	3,707,865
Coherus Oncology Inc (c)	91,739	123,848
Compass Therapeutics Inc (b)(c)	25,475	60,885
Concert Pharmaceuticals Inc rights (c)(d)	24,247	0
Corbus Pharmaceuticals Holdings Inc (c)	10,577	115,395
Corvus Pharmaceuticals Inc (b)(c)	47,656	669,090
COSCIENS Biopharma Inc warrants 5/24/2029 (b)(c)	434	759
Coya Therapeutics Inc (c)	6,896	31,446
Crescent Biopharma Inc (c)	48,924	812,138
Cullinan Therapeutics Inc (c)	39,408	869,735
Cypherpunk Technologies Inc (b)(c)	60,966	111,263
Cytokinetics Inc (c)	81,401	5,772,145
CytomX Therapeutics Inc (c)	256,071	860,399
Damora Therapeutics Inc (b)(c)	37,286	1,050,719
Denali Therapeutics Inc (c)	82,088	1,950,411
Design Therapeutics Inc (c)	23,393	353,000
DiaMedica Therapeutics Inc (b)(c)	33,312	211,531
Dianthus Therapeutics Inc (b)(c)	32,913	3,475,942
Dianthus Therapeutics Inc rights (c)(d)	44,600	0
Disc Medicine Inc (c)	23,073	1,814,691
Dogwood Therapeutics Inc (c)	3,769	9,724
Dogwood Therapeutics Inc (CVR) (b)(c)(d)	880	0
Dyadic International Inc (c)	20,613	11,442
Dyne Therapeutics Inc (c)	129,015	3,280,851
Eikon Therapeutics Inc (b)(c)	7,732	80,877
Eledon Pharmaceuticals Inc (b)(c)	29,353	87,472
Elutia Inc (b)(c)	9,299	8,035
Enanta Pharmaceuticals Inc (c)	10,170	135,566
Entrada Therapeutics Inc (c)	85	599
Equillium Inc (b)(c)	27,258	61,876
Erasca Inc (c)	188,496	3,370,308
Exagen Inc (b)(c)	7,625	55,968
Exelixis Inc (c)	157,154	8,586,895
Exicure Inc (b)(c)	5,365	7,028
eXoZymes Inc (c)	1,997	14,418
Faeth Therapeutics Inc (b)(c)	5,554	182,005
Fate Therapeutics Inc (b)(c)	93,995	224,648
First Tracks Biotherapeutics Inc	26,547	1,110,726
Foghorn Therapeutics Inc (c)	24,302	139,493
Fortress Biotech Inc (c)	18,550	50,734
Freenome Inc Class A (b)(c)	73,151	1,081,903
Gain Therapeutics Inc (b)(c)	23,514	42,325
Galectin Therapeutics Inc (b)(c)	14,601	57,674
Genelux Corp (b)(c)	3,922	10,256
Generate Biomedicines Inc (b)	78,426	1,197,565
Geron Corp (c)	212,610	316,789
Gilead Sciences Inc	755,621	110,577,578
Gossamer Bio Inc (b)(c)	2,647,346	450,049
GRAIL Inc (b)(c)	31,641	2,511,346
Greenland Mines Ltd (b)(c)	349	1,693
Greenwich Lifesciences Inc (b)(c)	8,961	133,967
GridAI Technologies Corp (b)(c)	4,094	15,230
Gyre Therapeutics Inc (b)(c)	62,209	408,713
Gyre Therapeutics Inc rights (c)(d)	25,124	0
Halozyme Therapeutics Inc (c)	76,886	8,187,590
Hemab Therapeutics Holdings Inc (b)	34,045	1,556,878
Heron Therapeutics Inc (b)(c)	46,543	14,801
Hyperliquid Strategies Inc	74,880	917,280
Ideaya Biosciences Inc (c)	69,954	2,805,155
Immix Biopharma Inc (b)(c)	22,933	321,750
ImmuCell Corp (c)	3,347	32,767
Immuneering Corp (b)(c)	15,365	76,671
Immunic Inc (b)(c)	7,134	112,717
ImmunityBio Inc (b)(c)	577,015	4,587,269
Immunome Inc (b)(c)	61,666	1,690,265
Immunovant Inc (c)	125,131	5,107,847
Incyte Corp (c)	124,566	15,349,023
Indaptus Therapeutics Inc (c)	69,403	79,466
Inhibikase Therapeutics Inc (c)	163,206	377,006
Inhibrx Biosciences Inc (c)	9,572	1,212,772
Inmune Bio Inc (c)	11,968	27,526
Insight Molecular Diagnostics Inc (c)	12,863	50,423
Insmed Inc (c)	135,587	16,517,208
Instil Bio Inc (c)	3,216	24,474
Intellia Therapeutics Inc (b)(c)	122,811	1,563,384
Ionis Pharmaceuticals Inc (c)	107,868	6,510,912
Iovance Biotherapeutics Inc (b)(c)	365,737	2,988,071
Ironwood Pharmaceuticals Inc Class A (c)	99,113	421,230
Jade Biosciences Inc (c)	32,062	684,844
Janux Therapeutics Inc (c)	10,801	196,794
Kailera Therapeutics Inc (c)	101,546	1,563,808
KALA BIO Inc (c)	12,832	8,777
Kineta Inc rights (c)(d)	39,785	0
Kiniksa Pharmaceuticals International Plc Class A (c)	34,619	2,722,092
Kinnate Biopharma Inc rights (c)(d)	26,452	0
Kodiak Sciences Inc (c)	37,895	1,415,378
Korro Bio Inc (c)	5,077	63,412
Korro Bio Inc rights (c)(d)	14,063	0
Krystal Biotech Inc (c)	18,185	6,534,962
Kura Oncology Inc (c)	40,434	511,490
Kymera Therapeutics Inc (b)(c)	50,369	5,984,341
Kyntra Bio Inc (c)	1,991	15,490
Kyverna Therapeutics Inc (b)(c)	32,275	273,531
Lakewood-Amedex Biotherapeutics Inc (b)	43,307	108,268
Larimar Therapeutics Inc (c)	164,934	630,048
Legend Biotech Corp ADR (c)	29,182	606,402
Liminatus Pharma Inc (b)(c)	39,703	153,254
Lisata Therapeutics Inc (c)	4,427	6,596
Lite Strategy Inc (c)	13,416	13,221
Lumos Pharma Inc rights (b)(c)(d)	8,658	0
MacroGenics Inc (c)	28,569	113,990
Madrigal Pharmaceuticals Inc (c)	14,786	7,984,884
MannKind Corp (c)	127,236	510,216
Marker Therapeutics Inc (c)	3,605	4,795
MediciNova Inc (c)	24,533	35,082
MediPacific Inc Class A rights (c)(d)	30,249	0
MeiraGTx Holdings plc (b)(c)	89,448	1,235,277
MetaVia Inc rights (c)(d)	612	0
Mineralys Therapeutics Inc (c)	65,549	1,682,643
Minerva Neurosciences Inc (c)	29,881	136,257
MiNK Therapeutics Inc (b)(c)	1,531	16,979
Mirum Pharmaceuticals Inc (c)	40,902	4,010,441
Moderna Inc (c)	233,030	32,703,430
Moleculin Biotech Inc (c)	4,484	2,891
Monopar Therapeutics Inc (c)	4,095	458,353
Monte Rosa Therapeutics Inc (c)	24,386	339,941
MoonLake Immunotherapeutics Class A (c)	74,506	1,121,315
Natera Inc (c)	88,318	28,434,863
NeuBase Therapeutics Inc (c)(d)	985	0
Neuphoria Therapeutics Inc (c)	2,427	9,126
Neurocrine Biosciences Inc (c)	63,523	9,784,448
Neurogene Inc (c)	23,563	853,923
Neurogene Inc rights (b)(c)(d)	4,505	0
NextCure Inc (b)(c)	50,022	319,641
Nkarta Inc (c)	44,470	120,514
Novavax Inc (b)(c)	58,137	544,744
Nurix Therapeutics Inc (c)	63,602	1,639,660
Nuvectis Pharma Inc (b)(c)	16,135	366,749
Obsidian Therapeutics Inc (b)	1,553	27,193
Ocugen Inc (b)(c)	531,656	707,102
Odyssey Therapeutics Inc (b)(c)	49,042	1,202,510
Olema Pharmaceuticals Inc (c)	32,533	339,319
OmniAb Operations Inc $12.5 earnout shares (c)(d)	3,424	1,301
OmniAb Operations Inc $15 earnout shares (c)(d)	3,424	890
Oncternal Therapeutics Inc rights (b)(c)(d)	4,319	0
OnKure Therapeutics Inc Class A (c)	26,696	96,906
Organogenesis Holdings Inc Class A (c)	16,786	28,872
ORIC Pharmaceuticals Inc (c)	95,086	1,235,167
Oruka Therapeutics Inc (b)(c)	36,201	3,352,937
Ovid therapeutics Inc (b)(c)	186,337	497,520
Pacira Therapeutic Inc rights (c)(d)	69,500	0
Palatin Technologies Inc (b)(c)	1,966	19,070
Palisade Bio Inc (b)(c)	99,684	194,384
Palvella Therapeutics Inc (b)(c)	9,860	1,504,537
Palvella Therapeutics Inc rights (c)(d)	282	0
Parabilis Medicines Inc (b)	71,285	2,780,828
Pasithea Therapeutics Corp (c)	13,441	7,715
Passage Bio Inc (c)	1,274	5,644
PDS Biotechnology Corp (c)	27,770	5,943
PepGen Inc (b)(c)	16,180	48,378
PharmaCyte Biotech Inc (c)	17,450	8,741
Pluri Inc (c)	1,998	2,937
PMV Pharmaceuticals Inc (c)	1,096	1,326
Praxis Precision Medicines Inc (c)	16,902	5,920,771
Precigen Inc (b)(c)	220,136	1,525,542
Precision BioSciences Inc (b)(c)	12,964	99,045
Prelude Therapeutics Inc (c)	11,943	66,881
ProKidney Corp Class A (b)(c)	135,644	256,367
Protagonist Therapeutics Inc (c)	41,908	6,191,907
Protara Therapeutics Inc (c)	5,210	20,111
PTC Therapeutics Inc (c)	56,282	3,913,850
Puma Biotechnology Inc (c)	28,173	256,656
Pyxis Oncology Inc (b)(c)	122,757	397,733
Q32 Bio Inc (c)	23,794	353,817
Q32 Bio Inc rights (b)(c)(d)	29,351	0
Quince Therapeutics Inc (b)(c)	580	18,891
Radius Health Inc (c)(d)	26,855	0
Rallybio Corp (c)	2,788	46,811
Recursion Pharmaceuticals Inc Class A (b)(c)	449,971	1,529,901
Regeneron Pharmaceuticals Inc	62,894	50,257,339
Regeneron Pharmaceuticals Inc rights (c)(d)	16,049	0
REGENXBIO Inc (c)	103	979
Relay Therapeutics Inc (c)	114,286	2,100,577
RenovoRx Inc (c)	37,155	71,709
Replimune Group Inc (c)	22,635	346,316
Revolution Medicines Inc (c)	128,561	26,428,285
Rezolute Inc (c)	147,688	692,657
Rhythm Pharmaceuticals Inc (c)	45,312	4,808,963
Rigel Pharmaceuticals Inc (c)	21,540	994,717
Rocket Pharmaceuticals Inc (c)	80,235	298,474
Roivant Sciences Ltd (c)	433,286	15,009,027
Sagimet Biosciences Inc Class A (c)	85,482	877,045
Sana Biotechnology Inc (c)	49,416	191,240
Sarepta Therapeutics Inc (c)	37,710	793,041
Savara Inc (c)	200,049	1,078,264
Scholar Rock Holding Corp (b)(c)	63,878	3,628,270
Scribe Therapeutics Inc (b)	19,247	587,803
SELLAS Life Sciences Group Inc (b)(c)	107,884	1,439,173
Senti Biosciences Holdings Inc	24,798	9,180
Sera Prognostics Inc Class A (b)(c)	18,951	40,176
Seres Therapeutics Inc (c)	59	290
Shattuck Labs Inc (c)	20,145	141,216
Sigilon Therapeutics Inc rights (c)(d)	1,064	9,438
Sionna Therapeutics Inc (b)(c)	27,764	167,417
Skye Bioscience Inc (c)	1,451	2,438
Solid Biosciences Inc (c)	111,613	1,069,253
Spectrum Pharmaceuticals Inc rights (c)(d)	111,379	0
Spyre Therapeutics Inc (c)	52,243	4,666,868
Spyre Therapeutics Inc rights (c)(d)	34,317	0
Stoke Therapeutics Inc (c)	50,829	1,585,865
Summit Therapeutics Inc (c)	452,538	6,163,568
Surface Oncology Inc rights (c)(d)	23,135	0
Surrozen Inc Class A (c)	6,645	146,323
Sutro Biopharma Inc (c)	2,918	59,060
Syndax Pharmaceuticals Inc (b)(c)	34,512	665,736
Tango Therapeutics Inc (c)	86,354	1,972,325
Taysha Gene Therapies Inc (c)	173,445	986,902
Tectonic Therapeutic Inc (c)	7,983	239,011
Tectonic Therapeutic Inc rights (c)(d)	2,331	0
Tenaya Therapeutics Inc (c)	131,801	90,653
Tevogen Inc Class A (b)(c)	4,081	28,485
TG Therapeutics Inc (b)(c)	96,311	5,229,687
Travere Therapeutics Inc (c)	55,740	3,694,447
TriSalus Life Sciences Inc Class A (b)(c)	20,519	101,569
Twist Bioscience Corp (c)	37,515	5,214,585
Tyra Biosciences Inc (c)	36,311	908,864
Ultragenyx Pharmaceutical Inc (c)	76,470	1,927,809
United Therapeutics Corp (c)	25,213	12,868,211
United Therapeutics Corp rights (c)(d)	19,958	0
UroGen Pharma Ltd (c)	30,686	1,322,260
Vanda Pharmaceuticals Inc (c)	144	778
Vaxcyte Inc (c)	80,027	4,860,840
Vera Therapeutics Inc Class A (c)	34,709	1,182,883
Veracyte Inc (c)	57,165	2,468,956
Verastem Inc (c)	124,526	899,078
Vericel Corp (c)	31,127	1,241,967
Vertex Pharmaceuticals Inc (c)	154,201	83,965,530
Viking Therapeutics Inc (c)	82,846	2,715,692
Vir Biotechnology Inc (c)	148,054	1,619,711
Viridian Therapeutics Inc (c)	82,322	1,906,578
Viridian Therapeutics Inc rights (c)(d)	30,380	0
Vor BioPharma Inc (c)	51,621	1,160,440
vTv Therapeutics Inc Class A (c)	1,405	44,960
Werewolf Therapeutics Inc (c)	10,514	9,894
Whitehawk Therapeutics Inc (c)	46,572	211,437
X4 Pharmaceuticals Inc (c)	59,720	241,269
XBiotech Inc (c)	15,485	35,306
Xencor Inc (c)	46,388	1,264,769
Xenetic Biosciences Inc (c)	1,287	5,393
XenoTherapeutics Inc rights (c)(d)	23,840	0
Xilio Therapeutics Inc (b)(c)	5,037	45,081
XOMA Royalty Corp rights (c)(d)	14,170	0
Zenas Biopharma Inc (c)	38,501	1,244,352
Zentalis Pharmaceuticals Inc (c)	44,719	168,143
Zymeworks Inc (c)	44,205	1,300,069
		901,921,777
Health Care Equipment & Supplies - 0.8%
20/20 Biolabs Inc	5,319	3,278
ABIOMED Inc (c)(d)	25,491	38,491
Adagio Medical Holdings Inc (b)(c)	575,923	304,318
Advanced Biomed Inc (c)	22,070	208,562
Align Technology Inc (c)	41,010	6,552,988
Alphatec Holdings Inc (c)	136,926	1,282,997
AngioDynamics Inc (c)	52,864	852,696
Anteris Technologies Global Corp (c)	59,433	511,718
Apyx Medical Corp (c)	28,061	85,586
AtriCure Inc (c)	31,967	1,545,604
Autonomix Medical Inc (c)	34,904	168,586
Axe Compute Inc (b)(c)	38,337	381,837
Axogen Inc (c)	31,697	1,608,940
Beyond Air Inc (b)(c)	1,717	6,816
Bioventus Inc (b)(c)	68,470	934,616
CapsoVision Inc (b)(c)	24,900	145,416
Carlsmed Inc (b)(c)	17,723	288,708
Ceribell Inc (c)	112	2,686
Cerus Corp (c)	83,123	219,445
ClearPoint Neuro Inc (b)(c)	7,799	118,077
Cooper Cos Inc/The (c)	123,838	8,679,805
CVRx Inc (c)	14,371	42,538
CytoSorbents Corp (b)(c)	22,243	7,585
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	13,754	0
Delcath Systems Inc (c)	20,799	342,352
DENTSPLY SIRONA Inc	91,034	1,016,850
Dexcom Inc (c)	228,793	20,833,891
ElectroCore Inc (b)(c)	3,716	35,265
Embecta Corp	119,306	613,233
ENDRA Life Sciences Inc (c)	2,976	14,969
Envoy Medical Inc Class A (c)	73,761	53,772
enVVeno Medical Corp (c)	176	2,018
Femasys Inc (b)(c)	3,941	13,518
GE HealthCare Technologies Inc	269,726	19,212,583
HeartBeam inc (b)(c)	2,658	1,248
ICU Medical Inc (c)	17,661	3,054,470
IDEXX Laboratories Inc (c)	48,522	27,011,712
Inmode Ltd (c)	10,881	162,780
Inogen Inc (c)	12,246	65,761
Insulet Corp (c)	38,837	5,773,508
Integra LifeSciences Holdings Corp (c)	23,476	397,214
Intelligent Bio Solutions Inc (c)	2,537	6,089
Intuitive Surgical Inc (c)	213,523	80,468,278
iRadimed Corp	8,019	692,681
iRhythm Technologies Inc (c)	23,277	2,768,566
IRIDEX Corp (c)	11,319	8,190
Kestra Medical Technologies Ltd (b)(c)	37,301	960,501
Kewaunee Scientific Corp (c)	1,782	67,128
KORU Medical Systems Inc (c)	16,434	54,232
Lantheus Holdings Inc (c)	40,344	4,073,130
LeMaitre Vascular Inc	13,050	1,047,654
LENSAR Inc (b)(c)	5,527	46,372
LivaNova PLC (c)	34,118	2,722,958
Lucid Diagnostics Inc (c)	25,418	24,874
Medline Inc Class A (b)	523,887	18,351,762
Merit Medical Systems Inc (c)	40,952	3,712,708
MiniMed Group Inc (b)	147,653	2,991,450
Mobia Medical Inc (b)	20,184	225,253
Neogen Corp (c)	95,206	1,100,581
Neovasc Inc rights (c)(d)	854	0
Neuronetics Inc (b)(c)	220,210	625,396
NeuroOne Medical Technologies Corp (b)(c)	4,663	7,927
NeuroPace Inc (c)	11,583	169,691
Nexgel Inc (c)	546	195
Novocure Ltd (c)	96,261	1,699,007
Omnicell Inc (c)	20,196	710,091
OraSure Technologies Inc (c)	43,371	155,702
Orchestra BioMed Holdings Inc (b)(c)	48,011	241,975
OrthoPediatrics Corp (c)	4,609	107,436
Outset Medical Inc (c)	14,508	55,421
PAVmed Inc (c)	3,008	15,672
Pro-Dex Inc (c)	1,984	123,206
Procept Biorobotics Corp (b)(c)	12,854	272,505
Pulmonx Corp (c)	112,354	267,403
Pulse Biosciences Inc (b)(c)	44,871	2,258,357
QT Imaging Holdings Inc (c)	8,120	23,792
QuidelOrtho Corp (c)	17,404	251,140
Rockwell Medical Inc (c)	2,072	17,218
RxSight Inc (c)	91,609	671,494
Sanara Medtech Inc (c)	17,834	622,050
SC II Acquisition Corp Class A	6,804	68,925
SeaStar Medical Holding Corp Class A (c)	7,164	22,352
Sensus Healthcare Inc (c)	7,142	25,283
SI-BONE Inc (c)	21,354	406,153
Sight Sciences Inc (c)	35,345	300,433
SkyAI Inc (c)	22,165	30,366
Solana Co Class A (c)	28,800	63,648
SS Innovations International Inc (b)(c)	47,935	163,458
STAAR Surgical Co (b)(c)	23,572	532,491
Strive Inc Class A (b)(c)	23,022	557,593
Tactile Systems Technology Inc (c)	27,617	634,639
Tandem Diabetes Care Inc (c)	20,167	443,876
Tela Bio Inc (c)	13,216	9,753
TransMedics Group Inc (b)(c)	17,684	1,500,841
Treace Medical Concepts Inc (c)	12,818	60,245
UFP Technologies Inc (b)(c)	4,899	1,459,657
Utah Medical Products Inc	1,408	100,151
Varex Imaging Corp (c)	9,935	183,698
Vivani Medical Inc (c)	36,040	50,096
		236,828,180
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)(c)	54,194	1,493,587
AdaptHealth Corp (c)	18,015	100,704
Addus HomeCare Corp (c)	9,595	1,100,259
AirSculpt Technologies Inc (b)(c)	43,818	110,421
Alignment Healthcare Inc (c)	94,695	1,268,913
Astrana Health Inc (c)	33,498	1,276,609
Aveanna Healthcare Holdings Inc (c)	87,110	1,169,016
Billiontoone Inc Class A (b)(c)	25,357	2,299,119
Biodesix Inc (b)(c)	2,496	65,757
BrightSpring Health Services Inc (c)	116,563	6,807,279
Castle Biosciences Inc (c)	10,915	360,522
Clover Health Investments Corp Class A (c)	264,591	1,098,053
CorVel Corp (c)	31,835	2,192,795
DocGo Inc Class A (c)	49,158	18,729
Ensign Group Inc/The	37,762	6,504,882
Fulgent Genetics Inc (c)	11,673	226,106
GeneDx Holdings Corp Class A (b)(c)	23,977	2,033,489
Guardant Health Inc (c)	80,161	12,747,203
HealthEquity Inc (c)	51,864	5,006,951
Henry Schein Inc (c)	70,674	6,346,525
Innovage Holding Corp (c)	55,433	598,676
Joint Corp/The (c)	5,488	46,319
LifeStance Health Group Inc (c)	235,917	2,915,934
Lumexa Imaging Holdings Inc (b)	58,631	684,224
MSP Recovery Inc warrants 5/20/2027 (c)	1,585,094	1
Nakamoto Inc (c)	11,358	85,071
NeoGenomics Inc (c)	105,494	1,889,398
NRC Health Class A (b)	10,362	216,980
Nutex Health Inc (b)(c)	4,191	791,093
Omada Health Inc (c)	57,920	1,421,936
OPKO Health Inc (c)	188,621	277,273
Option Care Health Inc (c)	90,776	2,128,697
P3 Health Partners Inc Class A (c)	1,284	11,633
Park Dental Partners Inc	2,124	44,052
Pennant Group Inc/The (c)	22,924	842,686
Privia Health Group Inc (c)	58,901	1,206,881
Progyny Inc (c)	48,275	1,235,357
RadNet Inc (c)	47,134	3,573,700
SBC Medical Group Holdings Inc (c)	42,632	171,381
Starling Oncology Inc (c)	60,628	358,311
Strata Critical Medical Inc (b)(c)	123,949	701,551
Surgery Partners Inc (b)(c)	51,944	721,502
Viemed Healthcare Inc (c)	5,077	44,881
		72,194,456
Health Care Technology - 0.0%
CareCloud Inc (c)	4,185	9,835
Certara Inc (b)(c)	42,027	348,404
Definitive Healthcare Corp Class A (c)	71,172	67,613
Firefly Neuroscience Inc (b)(c)	3,300	3,695
GoodRx Holdings Inc Class A (b)(c)	4,975	17,363
Health Catalyst Inc (c)	8,621	14,138
HealthStream Inc	19,219	558,312
HeartFlow Inc (c)	36,861	1,857,426
Schrodinger Inc/United States (c)	14,210	277,095
Simulations Plus Inc (b)(c)	35,098	645,803
Waystar Holding Corp (b)(c)	100,021	2,618,550
		6,418,234
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (c)	71,135	4,442,381
Adaptive Biotechnologies Corp (c)	114,004	2,840,980
Alamar Biosciences Inc	56,765	1,733,603
Alpha Teknova Inc (b)(c)	34,865	250,331
Azenta Inc (c)	29,625	967,256
Bio-Techne Corp	90,434	6,539,283
BioLife Solutions Inc (c)	23,359	865,918
Bruker Corp (b)	84,279	4,889,025
CDT Equity Inc Class A (c)	197	330
Champions Oncology Inc (c)	10,958	54,735
CryoPort Inc (c)	33,761	540,176
Cytek Biosciences Inc (c)	42,760	204,393
Fortrea Holdings Inc (c)	37,915	696,499
Harvard Bioscience Inc (c)	1,699	13,778
ICON PLC (c)	43,718	7,213,033
Illumina Inc (c)	89,601	19,141,462
Lifecore Biomedical Inc (c)	8,080	36,037
Maravai LifeSciences Holdings Inc Class A (c)	89,631	684,781
MaxCyte Inc (c)	14,895	19,215
Medpace Holdings Inc (c)	18,020	10,703,700
Mesa Laboratories Inc	7,426	949,563
OmniAb Inc (c)	63,081	276,295
Pacific Biosciences of California Inc (c)	784	1,061
Personalis Inc (b)(c)	62,656	1,051,368
Rapid Micro Biosystems Inc Class A (b)(c)	29,491	44,826
Repligen Corp (c)	31,547	5,709,376
Seer Inc Class A (c)	66,029	129,417
Sotera Health Co (c)	149,546	2,826,419
Standard BioTools Inc (c)	60,329	39,739
Tempus AI Inc Class A (b)(c)	96,805	6,103,555
		78,968,535
Pharmaceuticals - 0.5%
Aardvark Therapeutics Inc (c)	981	5,984
Aclaris Therapeutics Inc (c)	85,833	519,290
Alumis Inc (c)	66,777	1,456,406
Amneal Intermediate Inc Class A (c)	216,141	3,775,983
Amphastar Pharmaceuticals Inc (c)	29,577	666,370
Amylyx Pharmaceuticals Inc (c)	67,257	2,269,924
AN2 Therapeutics Inc (c)	5,645	31,330
ANI Pharmaceuticals Inc (c)	19,015	1,392,849
Apnimed Inc	38,670	1,015,088
Aquestive Therapeutics Inc (b)(c)	14,572	74,463
Arvinas Inc (c)	20,366	187,367
Aspire Biopharma Holdings Inc Class A (c)	1,067	9,582
AtaiBeckley Inc (c)	225,940	1,658,400
Atea Pharmaceuticals Inc (c)	54,615	292,190
Avadel Pharmaceuticals PLC rights (c)(d)	52,734	0
Avalyn Pharma Inc	39,923	1,386,526
Axsome Therapeutics Inc (c)	31,799	6,312,737
Belite Bio Inc ADR (c)	6,727	1,047,461
BioAge Labs Inc (c)	23,564	223,858
Biote Corp Class A (c)	1,395	2,288
Cadrenal Therapeutics Inc (c)	2,041	3,572
CalciMedica Inc (b)(c)	3,269	6,996
Cocrystal Pharma Inc (b)(c)	2,630	3,051
Cognition Therapeutics Inc (c)	5,757	5,930
Collegium Pharmaceutical Inc (b)(c)	20,644	508,049
Contineum Therapeutics Inc Class A (c)	16,573	269,146
Corcept Therapeutics Inc (c)	68,837	7,802,674
CorMedix Inc (b)(c)	103,998	859,023
Crinetics Pharmaceuticals Inc (c)	63,743	5,414,968
Cumberland Pharmaceuticals Inc	11,327	75,778
Curanex Pharmaceuticals Inc (c)	747	3,212
Definium Therapeutics Inc (c)	74,902	2,975,107
Edgewise Therapeutics Inc (c)	65,074	2,718,141
Eloxx Pharmaceuticals Inc (b)(c)	2,294	38,470
Enliven Therapeutics Inc (b)(c)	43,225	2,502,295
Enliven Therapeutics Inc rights (c)(d)	8,204	0
Eton Pharmaceuticals Inc (c)	19,450	1,175,558
Evolus Inc (c)	106,196	965,322
EyePoint Inc (c)	32,862	147,879
Filana Therapeutics Inc (b)(c)	9,088	8,161
Fulcrum Therapeutics Inc (c)	3,681	14,319
Harmony Biosciences Holdings Inc (c)	46,023	1,812,386
Harmony Biosciences Holdings Inc rights (c)(d)	37,934	0
Harrow Inc (b)(c)	33,199	1,225,375
Hyperion DeFi Inc (c)	9,865	33,738
ImageneBio Inc (c)	3,387	17,274
ImageneBio Inc rights (c)(d)	22,851	0
Incannex Healthcare Inc (b)(c)	8,644	28,957
Indivior Pharmaceuticals Inc	74,675	2,608,398
Innoviva Inc (c)	39,706	824,694
Jazz Pharmaceuticals PLC (c)	37,730	9,458,156
Journey Medical Corp (b)(c)	14,064	104,214
Kardigan Inc (c)	32,465	654,494
Landos Biopharma Inc rights (c)(d)	2,305	0
LB Pharmaceuticals Inc (c)	17,550	829,413
LeonaBio Inc (c)	7,723	61,166
Lexicon Pharmaceuticals Inc (b)(c)	218,064	490,644
Ligand Pharmaceuticals Inc (c)	13,498	3,834,782
Ligand Pharmaceuticals Inc Beta rights (c)	1,518	106
Ligand Pharmaceuticals Inc General rights (c)	1,518	78
Ligand Pharmaceuticals Inc Glucagon rights (c)	1,518	7
Ligand Pharmaceuticals Inc Roche rights (c)	1,518	3
Lipocine Inc (c)	1,748	3,916
Liquidia Corp (c)	54,020	3,682,543
Maze Therapeutics Inc (c)	28,309	752,170
MBX Biosciences Inc (c)	28,790	1,773,464
Mira Pharmaceuticals Inc (c)	12,613	9,715
Nektar Therapeutics (c)	20,318	1,450,299
Neonc Technologies Holdings Inc (b)(c)	17,861	88,233
Neumora Therapeutics Inc (c)	117,655	156,481
Novartis AG rights (c)(d)	40,508	0
NRX Therapeutics Inc (b)(c)	21,976	76,476
Nutriband Inc (b)(c)	8,237	35,749
Ocular Therapeutix Inc (c)	100,815	1,057,549
Omeros Corp (b)(c)	45,836	861,258
Optinose Inc (c)(d)	6,931	0
Pacira BioSciences Inc (c)	12,465	322,844
Paratek Pharmaceuticals Inc rights (b)(c)(d)	29,676	0
Phibro Animal Health Corp Class A	13,106	494,620
Pliant Therapeutics Inc (c)	23,342	25,676
Polaryx Therapeutics Inc (b)	19,042	38,274
Pulmatrix Inc (c)	3,146	4,625
Q/C Technologies Inc (b)(c)	5,674	13,164
Rani Therapeutics Holdings Inc Class A (b)(c)	6,772	5,782
Rapport Therapeutics Inc (c)	28,960	1,409,483
Relmada Therapeutics Inc (b)(c)	45,197	197,059
Rocket One Inc (c)	31,711	21,801
Royalty Pharma PLC Class A	266,743	16,380,688
Sanofi SA ADR	138,547	6,145,945
SCYNEXIS Inc (c)	5,257	27,494
Seaport Therapeutics Inc (b)(c)	32,666	773,531
Seelos Therapeutics Inc rights (b)(c)(d)	2,932	0
Septerna Inc (c)	30,358	1,158,158
SpyGlass Pharma Inc (c)	20,896	545,386
Structure Therapeutics Inc ADR (c)	38,972	1,789,205
Supernus Pharmaceuticals Inc (c)	44,089	1,949,175
Talphera Inc (c)	38,464	45,772
Tarsus Pharmaceuticals Inc (c)	32,899	2,442,422
Telomir Pharmaceuticals Inc (c)	14,334	16,054
Theravance Biopharma Inc (c)	55,964	953,627
Traws Pharma Inc (c)	17,604	10,422
Traws Pharma Inc rights (c)(d)	33,198	0
Trevi Therapeutics Inc (c)	85,507	1,419,416
Turn Therapeutics Inc (b)	18,595	178,512
Tvardi Therapeutics Inc (c)	3,509	6,316
Verrica Pharmaceuticals Inc (c)	12,255	66,912
Veru Inc (c)	4,158	11,642
Viatris Inc	729,437	12,043,005
Wave Life Sciences Inc	46,025	225,523
Xeris Biopharma Holdings Inc (c)	156,205	1,318,370
Yarrow Bioscience Inc	7	231
Zevra Therapeutics Inc (c)	75,510	886,487
		130,685,106
TOTAL HEALTH CARE		1,427,016,288
Industrials - 2.9%
Aerospace & Defense - 0.5%
AeroVironment Inc (b)(c)	33,160	4,919,286
AerSale Corp (c)	10,341	56,772
Arxis Inc Class A	42,001	2,174,392
Astronics Corp (c)	23,005	1,694,778
Axon Enterprise Inc (c)	48,162	27,286,664
Byrna Technologies Inc (c)	103,341	373,061
Duke Robotics Corp (c)	2,320	13,270
Exyn Technologies Inc (b)	2,758	8,688
Firefly Aerospace Inc (b)(c)	78,785	1,663,939
FTAI Aviation Ltd	64,039	12,173,814
Honeywell Aerospace Inc	189,956	30,033,944
Innovative Solutions And Support Inc (c)	10,655	202,445
Intuitive Machines Inc Class A (b)(c)	97,094	1,491,364
Kratos Defense & Security Solutions Inc (c)	121,206	6,179,082
Leonardo DRS Inc	156,722	5,955,436
Mercury Systems Inc (c)	40,282	3,517,827
New Horizon Aircraft Ltd Class A (b)(c)	22,438	37,471
Optex Systems Holdings Inc (c)	3,623	35,650
Red Cat Holdings Inc (b)(c)	122,637	1,053,452
Rocket Lab Corp (c)	356,336	22,776,997
Safe Pro Group Inc (b)(c)	13,775	72,732
Satellogic Inc Class A (b)(c)	21,589	105,138
Swarmer Inc (b)	7,445	246,727
Tat Technologies Ltd (b)(c)	5,856	212,748
VirTra Inc (c)	5,587	17,264
VSE Corp	18,943	3,953,025
Woodward Inc	37,228	12,650,819
		138,906,785
Air Freight & Logistics - 0.0%
Air T Inc (b)(c)	1,908	60,483
Callan Jmb Inc (b)(c)	178,058	382,825
CH Robinson Worldwide Inc	68,712	10,283,438
Forward Air Corp Class Common Stock (c)	46,316	787,372
Hub Group Inc Class A	37,630	1,500,308
		13,014,426
Building Products - 0.0%
AAON Inc	49,756	3,779,963
Apogee Enterprises Inc	10,823	422,746
Caesarstone Ltd (c)	14,719	42,391
CEA Industries Inc (b)(c)	20,477	63,274
Gibraltar Industries Inc (c)	18,121	815,264
UFP Industries Inc	32,656	2,760,085
		7,883,723
Commercial Services & Supplies - 0.3%
Casella Waste Systems Inc Class A (c)	34,580	3,190,005
Cintas Corp	244,548	49,347,341
Copart Inc (c)	546,606	18,032,532
Fuel Tech Inc (c)	6,633	9,419
Healthcare Services Group Inc (c)	39,929	878,039
Interface Inc	37,617	1,426,437
LanzaTech Global Inc Class A (b)(c)	2,626	16,649
Liquidity Services Inc (c)	20,515	855,065
MillerKnoll Inc	58,727	1,326,643
Mobile Infrastructure Corp Class A (c)	14,622	44,451
Our Bond Inc	7,962	2,741
Perma-Fix Environmental Services Inc (b)(c)	36,540	663,201
Quest Resource Holding Corp (c)	10,224	14,314
Royalty Management Holding Corp Class A	4,303	12,737
Tetra Tech Inc	158,987	5,745,790
Virco Mfg. Corp	4,687	28,122
		81,593,486
Construction & Engineering - 0.2%
AIAI Holdings Corp Class A (b)	42,125	157,126
Bowman Consulting Group Ltd (c)	7,022	299,067
Cardinal Infrastructure Group Inc Class A (b)	13,452	497,455
Concrete Pumping Holdings Inc (c)	36,281	327,617
Construction Partners Inc Class A (c)	27,271	2,896,180
Ferrovial NV (United States)	436,066	25,531,664
IES Holdings Inc (c)	24,136	7,313,208
Legence Corp Class A (c)	41,187	2,206,388
Limbach Holdings Inc (c)	7,251	298,886
Matrix Service Co (c)	6,739	72,849
MYR Group Inc (c)	9,524	2,775,484
NWPX Infrastructure Inc (c)	5,584	613,793
Shimmick Corp (b)(c)	15,543	54,867
Solv Energy Inc Class A (b)	69,764	1,780,377
Sterling Infrastructure Inc (c)	18,566	8,727,320
WillScot Holdings Corp	109,751	2,271,846
		55,824,127
Electrical Equipment - 0.1%
374Water Inc (b)(c)	4,791	13,606
Allient Inc	10,063	946,023
American Superconductor Corp (c)	25,957	745,225
Array Technologies Inc (b)(c)	19,017	84,055
Blink Charging Co (c)	82,263	42,760
Broadwind Inc (c)	18,929	81,395
Dragonfly Energy Holdings Corp (b)(c)	9,190	10,109
Energous Corp (b)(c)	984	10,903
Energy Focus Inc (c)	588	1,670
Enovix Corp Class B (b)(c)	34,650	117,117
Eos Energy Enterprises Inc (b)(c)	123,913	399,000
Factorial Energy Inc Class A (b)(c)	54,787	273,935
Fluence Energy Inc Class A (b)(c)	51,077	552,142
Flux Power Holdings Inc (c)	9,309	5,337
FuelCell Energy Inc (c)	55,432	955,093
General Fusion Group Ltd Class A (b)	2,134	17,285
LSI Industries Inc (b)	23,171	453,920
NANO Nuclear Energy Inc (b)(c)	18,148	331,927
NeoVolta Inc (b)(c)	21,585	91,520
Nextpower Inc (c)	87,294	7,160,728
Orion Energy Systems Inc (c)	2,038	46,843
Pioneer Power Solutions Inc (c)	6,895	20,202
Plug Power Inc (b)(c)	646,171	1,395,729
Powell Industries Inc (b)	21,969	3,948,488
Power Solutions International Inc (c)	1,260	45,751
Preformed Line Products Co	3,289	1,318,396
Shoals Technologies Group Inc (c)	64,702	447,738
SKYX Platforms Corp (c)	182,814	244,971
Stardust Power Inc Class A (b)(c)	9,846	3,643
Sunation Energy Inc (c)	4,740	10,949
Sunrun Inc (c)	184,456	1,580,788
Terra Innovatum Global NV (b)	65,384	352,420
Ultralife Corp (c)	8,110	51,174
Vicor Corp (c)	19,963	3,746,656
X-Energy Inc Class A (b)	196,175	3,619,429
Zeo Energy Corp Class A (b)(c)	14,379	3,418
		29,130,345
Ground Transportation - 0.4%
ArcBest Corp	13,828	1,907,849
Avis Budget Group Inc (b)(c)	21,547	3,177,967
CSX Corp	1,134,190	57,287,938
Ftai Infrastructure Inc (b)	9,771	34,003
Heartland Express Inc	55,659	687,945
JB Hunt Transport Services Inc	58,593	15,554,684
Landstar System Inc	22,889	4,134,440
Lyft Inc Class A (c)	204,708	3,459,565
Marten Transport Ltd	77,449	1,116,815
Neutron Holdings Inc (b)(c)	48,382	1,953,665
Old Dominion Freight Line Inc	126,277	25,250,349
PAMT CORP (c)	14,061	170,560
Proficient Auto Logistics Inc (c)	1,499	7,555
Saia Inc (c)	15,775	5,602,176
Universal Logistics Holdings Inc (b)	13,858	258,867
Werner Enterprises Inc	38,736	1,517,676
		122,122,054
Industrial Conglomerates - 0.2%
Honeywell International Inc	193,697	41,360,121
Icahn Enterprises LP	351,189	2,388,085
		43,748,206
Machinery - 0.3%
AirJoule Technologies Corp Class A (b)(c)	114,115	516,941
Astec Industries Inc	14,058	598,168
Blue Bird Corp (b)(c)	19,434	1,130,087
CECO Environmental Corp (c)	41,471	2,952,735
ClearSign Technologies Corp (c)	1,011	4,448
Columbus McKinnon Corp/NY	36,931	652,201
Commercial Vehicle Group Inc (b)(c)	6,183	19,167
Eastern Co/The	3,496	95,231
Elmet Group Co/The (b)	44,587	731,673
Energy Recovery Inc (c)	29,820	229,912
Franklin Electric Co Inc	26,902	2,692,621
FreightCar America Inc (c)	10,549	72,683
Hillman Solutions Corp (c)	73,517	566,081
Hurco Cos Inc (c)	1,638	35,184
L B Foster Co Class A (c)	6,815	255,631
Laser Photonics Corp (b)(c)	247,687	356,669
Lincoln Electric Holdings Inc	34,701	9,758,962
LiqTech International Inc (c)	4,950	2,898
Middleby Corp/The (c)	30,189	3,346,149
Midera Food Processing Inc	30,189	1,415,260
Nephros Inc (c)	3,085	13,204
NN Inc (c)	153,957	528,073
Nordson Corp	35,113	11,296,554
Omega Flex Inc	2,669	71,102
PACCAR Inc	322,090	39,981,033
Palladyne AI Corp Class A (b)(c)	99,762	569,641
Park-Ohio Holdings Corp	9,918	447,599
Perma-Pipe International Holdings Inc (c)	5,412	148,451
Richtech Robotics Inc Class B (b)(c)	8,547	15,983
RYTHM Inc (b)(c)	1,058	24,239
Stratasys Ltd (b)(c)	31,659	245,357
Symbotic Inc Class A (b)(c)	86,093	3,415,309
Taylor Devices Inc (c)	1,759	105,575
Twin Disc Inc	9,749	223,740
Velo3D Inc Class A (b)(c)	15,937	189,810
Venhub Global Inc	28,764	25,206
Xos Inc (b)(c)	2,262	7,125
		82,740,702
Marine Transportation - 0.0%
Pangaea Logistics Solutions Ltd (b)	43,868	356,208
Quanome Technologies Inc (b)(c)	4,608	1,557
Seanergy Maritime Holdings Corp	11,836	209,024
		566,789
Passenger Airlines - 0.1%
Allegiant Travel Co (c)	17,828	1,355,819
American Airlines Group Inc (c)	426,337	5,725,706
Frontier Group Holdings Inc (b)(c)	141,011	803,763
JetBlue Airways Corp (c)	166,343	765,178
Republic Airways Holdings Inc (b)(c)	27,466	478,183
SkyWest Inc (c)	24,401	2,309,799
United Airlines Holdings Inc (c)	199,854	21,582,233
		33,020,681
Professional Services - 0.6%
Aeries Technology Inc Class A (b)(c)	1,608	11,449
Asure Software Inc (c)	5,598	51,054
Automatic Data Processing Inc	243,807	69,767,811
Barrett Business Services Inc	16,005	550,572
Concentrix Corp (b)	20,911	629,421
Conduent Inc (c)	6,550	11,266
CRA International Inc	4,267	744,592
Cycurion Inc	53,265	195,483
DLH Holdings Corp (c)	7,369	32,018
ExlService Holdings Inc (c)	82,886	3,156,299
Exponent Inc	27,708	1,967,545
Falcon's Beyond Global Inc Class A (b)(c)	29,774	266,180
First Advantage Corp (b)(c)	106,738	2,243,633
Forrester Research Inc (c)	7,570	93,111
HireQuest Inc (b)	8,515	135,899
Huron Consulting Group Inc (c)	10,656	1,703,788
IBEX Holdings Ltd (c)	7,829	301,103
ICF International Inc	10,274	915,413
Innodata Inc (b)(c)	25,821	1,456,821
Kelly Services Inc Class A	46,507	799,920
Legalzoom.com Inc (c)	56,868	354,288
Nixxy Inc (c)	8,406	5,291
Paychex Inc	217,553	27,703,199
Paylocity Holding Corp (c)	30,287	4,852,583
Public Policy Holding Co Inc (United States) (b)(e)	8,016	86,893
Rcm Technologies Inc (c)	4,457	185,411
Science Applications International Corp	22,643	2,903,285
ShiftPixy Inc (c)(d)	1	0
SS&C Technologies Holdings Inc	151,242	12,548,549
Star Equity Holdings Inc (c)	1,765	18,886
Upwork Inc (b)(c)	31,214	281,862
Verisk Analytics Inc	81,623	15,816,905
Verra Mobility Corp Class A (c)	166,652	738,268
Where Food Comes From Inc (c)	2,480	32,736
Willdan Group Inc (c)	14,802	1,301,836
		151,863,370
Trading Companies & Distributors - 0.2%
Distribution Solutions Group Inc (c)	28,535	992,733
DXP Enterprises Inc/TX (c)	9,897	1,857,964
EquipmentShare.com Inc Class A (c)	109,245	1,923,804
Fastenal Co	704,129	34,720,601
Hudson Technologies Inc (c)	23,239	124,096
Karat Packaging Inc	14,580	694,591
McGrath RentCorp	14,672	1,649,720
Rush Enterprises Inc Class A	42,083	3,233,237
Rush Enterprises Inc Class B (b)	12,741	990,485
Titan Machinery Inc (c)	11,319	232,832
Transcat Inc (c)	10,134	876,490
Willis Lease Finance Corp (b)	20,492	1,109,232
Xometry Inc Class A (c)	30,762	2,851,330
		51,257,115
TOTAL INDUSTRIALS		811,671,809
Information Technology - 52.1%
Communications Equipment - 1.3%
ADTRAN Holdings Inc (c)	39,380	305,195
Applied Optoelectronics Inc (b)(c)	45,613	4,912,064
Aviat Networks Inc (c)	6,228	124,124
Cisco Systems Inc	2,392,130	264,306,444
Clearfield Inc (b)(c)	8,271	239,942
ClearOne Inc (c)	975	5,079
Digi International Inc (c)	22,356	1,675,359
Extreme Networks Inc (c)	78,794	1,772,077
F5 Inc (c)	34,134	13,896,975
Franklin Wireless Corp	7,769	19,266
Genasys Inc (b)(c)	28,415	41,202
Harmonic Inc (c)	72,622	870,012
KVH Industries Inc (b)(c)	9,198	69,537
Lantronix Inc (c)	22,155	117,422
Lumentum Holdings Inc (c)	53,642	49,069,556
Netgear Inc (c)	8,034	169,999
NetScout Systems Inc (c)	44,798	1,739,506
Ondas Inc (b)(c)	372,698	2,853,003
Optical Cable Corp (b)(c)	4,906	65,839
Ribbon Communications Inc (c)	13,410	26,686
Viasat Inc (c)	87,673	5,897,763
Viavi Solutions Inc (c)	139,623	5,066,919
Vistance Networks Inc	165,980	1,047,334
		354,291,303
Electronic Equipment, Instruments & Components - 0.4%
908 Devices Inc (c)	9,461	100,949
Acorn Energy Inc (c)	1,741	33,323
Advanced Energy Industries Inc	24,318	6,732,681
Aeva Technologies Inc (c)	16,862	264,059
Airgain Inc (c)	1,901	9,999
AmpliTech Group Inc (b)(c)	9,192	30,977
Astrotech Corp (c)	1,228	8,805
Avnet Inc	54,011	4,837,225
Bel Fuse Inc Class A	3,059	626,391
Bel Fuse Inc Class B	7,851	1,957,058
CDW Corp/DE	80,410	12,188,548
Climb Global Solutions Inc (b)	12,664	361,304
Coda Octopus Group Inc (c)	1,560	15,678
Cognex Corp	100,561	6,130,199
Daktronics Inc (b)(c)	32,115	627,206
Data I/O Corp (c)	15,054	43,506
Deswell Industries Inc	1,149	3,447
ePlus Inc	16,900	1,486,693
Evolv Technologies Holdings Inc Class A (c)	68,714	358,000
Flex Ltd (c)	222,803	24,341,228
Focus Universal Inc (b)(c)	23,204	228,559
Forward Industries Inc (b)	38,124	241,706
Frequency Electronics Inc (b)(c)	5,746	346,197
Insight Enterprises Inc (c)	18,837	2,957,786
Interlink Electronics Inc	9,940	57,851
IPG Photonics Corp (c)	21,161	1,609,929
Itron Inc (c)	26,973	2,616,651
Key Tronic Corp (c)	4,512	11,325
Kimball Electronics Inc (c)	16,010	378,156
LightPath Technologies Inc Class A (b)(c)	37,284	375,077
Lightwave Logic Inc (b)(c)	93,000	504,990
Littelfuse Inc	16,233	6,690,918
Napco Security Technologies Inc	22,781	825,583
Neonode Inc (c)	906	802
nLight Inc (c)	33,758	1,426,951
Nortech Systems Inc (c)	1,096	12,604
Novanta Inc (b)(c)	21,881	3,199,440
OSI Systems Inc (c)	10,001	2,079,308
Ouster Inc Class A (b)(c)	38,353	1,320,877
PC Connection Inc	15,808	1,262,585
Plexus Corp (c)	16,631	3,982,626
Research Frontiers Inc (c)	10,936	5,108
RF Industries Ltd (c)	6,230	65,664
Richardson Electronics Ltd/United States	7,825	135,529
Sanmina Corp (c)	33,363	6,563,169
ScanSource Inc (c)	13,465	768,717
Sono-Tek Corp (c)	2,629	13,960
Syntec Optics Holdings Inc Class A (b)(c)	19,932	163,243
TTM Technologies Inc (c)	62,823	7,470,911
Vuzix Corp (c)	22,963	59,933
Zebra Technologies Corp Class A (c)	29,756	10,520,234
		116,053,665
IT Services - 0.4%
Akamai Technologies Inc (c)	91,532	9,942,206
Amdocs Ltd	57,623	3,633,706
Applied Digital Corp (b)(c)	162,013	4,116,750
Backblaze Inc Class A (b)(c)	38,956	550,448
Black Titan Corp	1,511	626
Boost Run Inc Class A	18,249	318,080
Brightline Interactive Inc (b)(c)	6,339	6,160
ChronoScale Holdings Corp (b)(c)	88,481	1,608,585
CISO Global Inc (c)	9,260	2,121
Cognizant Technology Solutions Corp Class A	279,683	18,061,928
CoreWeave Inc Class A (b)(c)	275,905	23,421,576
Crexendo Inc (c)	18,046	110,802
CSP Inc	8,458	66,903
Fastly Inc Class A (b)(c)	110,914	2,527,730
Fusemachines Inc (b)	7,192	4,962
Grid Dynamics Holdings Inc (c)	25,525	203,690
Hackett Group Inc/The (b)	6,875	77,069
Information Services Group Inc	29,262	149,821
Intelligent Protection Management Corp (c)	3,101	5,892
MicroAlgo Inc Class A (b)(c)	7,198	28,720
MongoDB Inc Class A (c)	47,633	21,595,373
Okta Inc Class A (c)	97,830	16,928,503
Quantinuum Inc Class A (b)	27,268	1,366,127
Rackspace Technology Inc (b)(c)	150,857	472,182
Research Solutions Inc/CA (c)	16,973	38,189
SharonAI Holdings Inc Class A (b)(c)	27,608	1,514,575
Stablecoinx Inc (b)	6,781	60,147
Tucows Inc Class A (c)	1,777	18,801
VeriSign Inc	56,576	16,309,729
Whitefiber Inc (b)(c)	39,279	743,159
		123,884,560
Semiconductors & Semiconductor Equipment - 25.6%
Advanced Micro Devices Inc (c)	987,965	465,054,885
Aehr Test Systems (c)	21,336	1,691,305
Aeluma Inc (b)(c)	35,943	470,853
Alpha & Omega Semiconductor Ltd (c)	19,954	492,066
Ambarella Inc (c)	31,696	2,199,068
Amkor Technology Inc	148,948	7,045,240
Amtech Systems Inc (c)	10,371	151,624
Analog Devices Inc	296,303	107,303,168
Applied Materials Inc	480,393	220,207,347
ARM Holdings PLC ADR (c)	83,882	20,291,895
Astera Labs Inc (c)	105,183	31,237,247
Atomera Inc (c)	2,475	10,296
Axcelis Technologies Inc (c)	19,268	2,222,178
AXT Inc (c)	33,704	2,042,799
Broadcom Inc	2,874,427	1,064,515,295
Cerebras Systems Inc Class A (c)	67,937	12,516,713
CEVA Inc (c)	18,813	508,892
Cirrus Logic Inc (c)	27,422	3,002,983
Cohu Inc (b)(c)	27,737	1,278,676
Credo Technology Group Holding Ltd (c)	113,645	25,705,363
CVD Equipment Corp (c)	3,415	23,222
Diodes Inc (c)	32,731	2,971,975
Enphase Energy Inc (c)	69,246	2,521,939
Entegris Inc	95,295	12,892,461
Everspin Technologies Inc (c)	17,797	289,201
First Solar Inc (c)	66,887	13,504,485
FormFactor Inc (c)	46,109	4,639,026
GlobalFoundries Inc	328,431	14,677,581
GSI Technology Inc (c)	24,010	133,015
Ichor Holdings Ltd (c)	23,183	1,241,913
Impinj Inc (c)	17,706	3,086,510
Intel Corp (c)	3,044,801	272,540,138
KLA Corp	793,799	139,272,035
Kopin Corp (b)(c)	101,031	448,578
Lam Research Corp	757,040	228,239,990
Lattice Semiconductor Corp (c)	86,291	9,952,804
MACOM Technology Solutions Holdings Inc (c)	47,795	12,609,755
Marvell Technology Inc	529,842	112,146,358
MaxLinear Inc (c)	48,760	2,921,212
Microchip Technology Inc	333,900	24,524,955
Micron Technology Inc	683,442	655,236,349
MKS Inc	40,668	10,420,768
Monolithic Power Systems Inc	30,086	38,142,128
Navitas Semiconductor Corp Class A (b)(c)	182,828	2,118,977
NVE Corp (b)	2,869	287,244
NVIDIA Corp	14,666,591	3,238,089,961
ON Semiconductor Corp (c)	238,702	17,685,431
PDF Solutions Inc (c)	24,110	1,072,413
Penguin Solutions Inc (c)	30,724	1,507,934
Peraso Inc (c)	26,434	15,757
Photronics Inc (c)	36,989	1,040,870
Power Integrations Inc (b)	32,110	1,649,812
Qorvo Inc (c)	53,816	5,170,641
QUALCOMM Inc	636,115	108,444,885
QuickLogic Corp (b)(c)	14,758	158,353
Rambus Inc (c)	65,677	5,693,539
Rigetti Computing Inc Class A (b)(c)	201,521	3,155,819
Semtech Corp (c)	55,939	7,437,649
Silicon Laboratories Inc (c)	19,443	4,258,989
SiTime Corp (c)	18,206	10,294,037
Skyworks Solutions Inc (b)	84,905	5,689,484
SolarEdge Technologies Inc (b)(c)	29,033	934,863
Synaptics Inc (b)(c)	23,551	2,277,853
Teradyne Inc	94,813	33,168,432
Texas Instruments Inc	550,050	143,513,546
Ultra Clean Holdings Inc (c)	28,808	1,954,047
Universal Display Corp	23,462	1,951,335
Veeco Instruments Inc (c)	39,586	1,753,660
		7,129,709,822
Software - 12.9%
8x8 Inc (c)	267,074	502,099
ACI Worldwide Inc (c)	63,662	3,391,911
Adeia Inc	67,027	1,691,091
Adobe Inc (c)	246,577	72,195,280
Agilysys Inc (c)	17,699	2,060,341
Alarm.com Holdings Inc (c)	28,512	1,641,151
Alkami Technology Inc (b)(c)	42,608	869,203
Alpha Modus Holdings Inc Class A (b)(c)	6,501	15,992
American Bitcoin Corp Class A (b)(c)	77,348	624,198
Amplitude Inc Class A (c)	32,703	461,112
Appfolio Inc Class A (b)(c)	12,429	2,910,996
Appian Corp Class A (c)	11,681	501,699
Arteris Inc (c)	28,202	617,060
Atlassian Corp Class A (c)	93,052	18,067,907
Auddia Inc (c)	8,400	8,292
Aurora Innovation Inc Class A (b)(c)	941,803	5,302,351
Autodesk Inc (c)	126,132	32,608,906
AvePoint Inc Class A (c)	117,943	1,641,767
Aware Inc/MA (c)	14,699	17,639
Banzai International Inc Class A (b)(c)	3,697	4,067
Bentley Systems Inc Class B (b)	165,523	6,082,970
Bitdeer Technologies Group Class A (b)(c)	158,385	1,718,477
BitFuFu Inc Class A (b)(c)	13,863	18,438
Blackbaud Inc (c)	36,956	1,776,105
BlackLine Inc (c)	21,815	724,694
Braze Inc Class A (b)(c)	84,220	2,866,849
Bridgeline Digital Inc (c)	16,095	16,095
Btcs Inc Series V (d)	2,315	0
Cadence Design Systems Inc (c)	165,915	56,208,684
Ccc Intelligent Solutions Holdings Inc Class A (c)	290,923	2,170,286
Cerence Inc (c)	72,770	614,179
Cipher Digital Inc (b)(c)	267,062	4,139,461
Cleanspark Inc (b)(c)	144,130	1,674,791
Commvault Systems Inc (c)	25,923	3,564,931
Consensus Cloud Solutions Inc (c)	8,189	313,229
Core Scientific Inc (c)	213,966	3,487,646
Crowdstrike Holdings Inc Class A (c)	619,143	143,022,033
CYNGN Inc (b)(c)	6,024	6,325
D-Wave Quantum Inc (b)(c)	243,093	4,181,200
Daily Journal Corp (b)(c)	920	573,100
Datacentrex Inc (c)	13,910	30,880
Datadog Inc Class A (c)	201,973	47,875,680
Digi Power X Inc (United States) (b)(c)	166,285	598,626
Digimarc Corp (b)	1,871	11,189
Digital Turbine Inc (c)	105,043	1,130,263
Docusign Inc (c)	110,469	7,320,781
Domo Inc Class B (b)(c)	135,507	512,216
Dropbox Inc Class A (c)	107,733	3,791,124
Duos Technologies Group Inc (b)(c)	64,470	598,282
eGain Corp (c)	11,023	82,232
EverCommerce Inc (b)(c)	100,552	891,896
Five9 Inc (b)(c)	60,538	2,092,193
Fortinet Inc (c)	446,567	76,331,697
Freshworks Inc Class A (c)	116,610	1,623,211
Gen Digital Inc	366,094	11,348,914
Gitlab Inc Class A (c)	113,268	5,271,493
Hut 8 Corp (United States) (c)	72,318	5,687,088
Intapp Inc (c)	38,374	1,664,280
Intellicheck Inc (c)	4,151	11,478
InterDigital Inc (b)	16,929	5,671,723
Intuit Inc	164,500	59,104,850
Ionic Digital Inc (b)	34,436	2,473,194
JFrog Ltd (b)(c)	78,355	7,840,985
Kaltura Inc (b)(c)	127,696	201,760
Keel Infrastructure Corp (b)	460,153	1,449,482
Life360 Inc (b)(c)	55,919	2,396,688
LivePerson Inc (c)	5,152	15,971
Manhattan Associates Inc (c)	36,302	8,102,243
MARA Holdings Inc (b)(c)	193,831	2,087,560
Microsoft Corp	4,501,980	2,283,809,434
Mitek Systems Inc (c)	28,416	524,559
Monday.com Ltd (c)	26,429	2,673,029
nCino Inc (c)	44,629	1,008,615
Netskope Inc Class A (b)(c)	182,337	2,791,579
NetSol Technologies Inc (c)	5,970	24,955
NextNav Inc Class A (c)	116,416	1,847,522
NextTrip Inc (c)	2,669	3,817
Nutanix Inc Class A (c)	170,691	11,704,282
Octave Intelligence PLC Class B (b)	146,279	2,925,580
OneSpan Inc	24,257	400,726
Pagaya Technologies Ltd Class A (b)(c)	62,610	1,361,141
Palantir Technologies Inc Class A (c)	1,394,165	259,844,473
Palo Alto Networks Inc (c)	495,687	189,416,873
Pegasystems Inc	96,716	3,560,116
Phunware Inc (c)	375	780
Pixelworks Inc (c)	3,129	21,496
Progress Software Corp (c)	24,678	1,141,851
PTC Inc (c)	73,003	11,369,487
Qualys Inc (c)	22,004	4,095,825
Rank One Computing Corp	1,078	4,495
Rapid7 Inc (c)	1,963	26,422
reAlpha Tech Corp (b)(c)	1,549	2,447
Red Violet Inc (c)	8,779	642,272
Rezolve AI PLC (b)(c)	396,113	1,144,767
Rimini Street Inc (c)	58,431	327,798
Riot Platforms Inc (c)	211,952	4,026,028
Roadzen Inc (c)	10,135	14,290
Roper Technologies Inc	62,221	26,421,525
SailPoint Inc (b)(c)	320,278	6,584,916
ServiceTitan Inc Class A (b)(c)	45,309	4,442,094
Silvaco Group Inc (c)	11,007	76,389
Soluna Holdings Inc (b)(c)	281,238	303,737
SoundHound AI Inc Class A (b)(c)	192,346	1,377,197
SPS Commerce Inc (c)	28,011	2,392,139
Strategy Inc Class A (c)	220,816	29,355,279
Synopsys Inc (c)	115,001	50,553,290
Telos Corp (c)	4,508	21,729
Tenable Holdings Inc (b)(c)	57,093	2,178,098
Terawulf Inc (b)(c)	323,465	4,894,025
TON Strategy Co (b)(c)	11,661	39,647
Trimble Inc (c)	135,686	8,133,019
Upland Software Inc (c)	917	3,989
Varonis Systems Inc (c)	68,718	3,007,787
Vertex Inc Class A (c)	12,809	181,375
Viant Technology Inc Class A (c)	11,212	144,411
VirnetX Holding Corp (c)	3,082	36,368
Workday Inc Class A (c)	119,362	23,568,027
Zoom Communications Inc Class A (c)	156,228	15,104,123
Zscaler Inc (c)	95,414	17,974,566
		3,616,018,923
Technology Hardware, Storage & Peripherals - 11.5%
Apple Inc	8,901,001	2,820,282,168
Corsair Gaming Inc (b)(c)	64,782	787,101
CPI Card Group Inc (c)	2,955	85,606
DNA X Inc (b)(c)	2,743	10,039
Foxx Development Holdings Inc (c)	4,245	11,249
Immersion Corp	74,655	565,885
NetApp Inc	119,784	22,194,777
One Stop Systems Inc (b)(c)	14,151	147,453
Quantum Computing Inc (b)(c)	89,552	737,013
Quantum Corp (c)	59,502	1,447,684
Sandisk Corp (c)	89,830	140,736,661
Seagate Technology Holdings PLC	135,961	112,627,373
Super Micro Computer Inc (b)(c)	350,683	13,073,462
TransAct Technologies Inc (c)	2,666	13,250
Turtle Beach Corp (b)(c)	13,047	167,132
Western Digital Corp	208,854	94,099,170
Xerox Holdings Corp (b)	212,479	686,307
Xerox Holdings Corp warrants 2/14/2028 (c)	39,898	13,490
		3,207,685,820
TOTAL INFORMATION TECHNOLOGY		14,547,644,093
Materials - 0.7%
Chemicals - 0.5%
Alto Ingredients Inc (c)	35,840	141,926
Arq Inc (c)	27,327	57,933
Ascent Industries Co (c)	5,411	82,085
ASP Isotopes Inc (b)(c)	179,615	722,052
Balchem Corp	19,916	3,503,025
Hawkins Inc (b)	12,399	1,491,228
Innospec Inc	14,892	1,397,763
Linde PLC	281,056	137,599,397
Northern Technologies International Corp	5,953	47,684
Novusterra Inc (b)(c)(d)	7,237	0
Origin Materials Inc Class A (c)(d)	907	862
PureCycle Technologies Inc (b)(c)	182,533	1,191,940
Solesence Inc (c)	30,150	27,138
Solstice Advanced Materials Inc	92,954	5,892,354
		152,155,387
Construction Materials - 0.0%
Smith-Midland Corp (b)(c)	1,983	52,113
Suncrete Inc Class A	27,132	465,314
United States Lime & Minerals Inc	17,225	2,034,789
		2,552,216
Containers & Packaging - 0.0%
TriMas Corp	25,549	990,790
Metals & Mining - 0.2%
5E Advanced Materials Inc (c)	6,767	10,827
Aura Minerals Inc (b)	50,665	4,234,581
Century Aluminum Co (c)	68,903	3,153,690
Evolution Metals & Technologies Corp (b)(c)	346,167	1,337,935
Ferroglobe PLC	32,434	133,304
Friedman Industries Inc	5,849	252,969
Hycroft Mining Holding Corp (b)(c)	50,242	1,177,170
Inno Holdings Inc (c)	22,882	124,478
Kaiser Aluminum Corp	9,950	1,579,861
NioCorp Developments Ltd (b)(c)	57,828	242,299
Perpetua Resources Corp (United States) (b)(c)	65,730	1,639,306
Ramaco Resources Inc Class A (b)(c)	33,649	479,162
Ramaco Resources Inc Class B	3,893	29,431
REalloys Inc rights (c)(d)	1,335	0
ReElement Technologies Corp (b)(c)(d)	28,952	0
Royal Gold Inc	49,487	12,939,367
Steel Dynamics Inc	88,278	20,535,229
Uranium Royalty Corp	62,974	265,121
US Gold Corp (b)(c)	4,857	76,789
USA Rare Earth Inc Class A (b)(c)	125,171	2,230,547
		50,442,066
TOTAL MATERIALS		206,140,459
Real Estate - 0.5%
Diversified REITs - 0.0%
Gladstone Commercial Corp	24,478	317,480
Presidio Property Trust Inc warrants 1/24/2027 (c)	6,016	92
		317,572
Health Care REITs - 0.0%
Diversified Healthcare Trust	157,454	1,191,927
National Healthcare Properties Inc Class A	52,916	849,830
Sabra Health Care REIT Inc	154,740	3,155,149
		5,196,906
Hotel & Resort REITs - 0.0%
DiamondRock Hospitality Co	155,466	1,913,786
Host Hotels & Resorts Inc	415,165	9,104,569
Service Properties Trust	25,386	198,011
		11,216,366
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	46,038	380,043
Lineage Inc (b)	127,803	5,016,268
		5,396,311
Office REITs - 0.0%
Office Properties Income Trust/MD	35,296	623,680
Real Estate Management & Development - 0.1%
AGNT Inc (b)	29,582	121,878
Alset Inc (c)	32,998	46,857
Altisource Portfolio Solutions SA (c)	6,652	36,852
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	33,046	5,948
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	33,046	9,286
Comstock Holding Cos Inc Class A (c)	7,534	148,872
CoStar Group Inc (c)	233,628	7,492,450
Fathom Holdings Inc (c)	10,549	7,131
FRP Holdings Inc (c)	14,763	326,853
Gyrodyne LLC (c)	1,327	6,635
InterGroup Corp/The (c)	713	25,269
JW Mays Inc (c)	570	24,071
Linkhome Holdings Inc (b)(c)	6,379	5,417
Medalist Diversified Inc	695	8,479
Newmark Group Inc Class A	92,417	1,407,511
Opendoor Technologies Inc Class A (b)(c)	473,361	1,514,755
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	2,924
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	1,656
Opendoor Technologies Inc warrants 11/20/2026 (c)	14,917	1,629
RMR Group Inc/The Class A	10,141	195,924
Star Holdings (c)	27,660	271,898
Zillow Group Inc Class A (b)(c)	14,327	512,763
Zillow Group Inc Class C (c)	97,630	3,413,145
		15,588,203
Retail REITs - 0.0%
Phillips Edison & Co Inc	86,399	3,339,321
Regency Centers Corp	116,254	8,692,312
		12,031,633
Specialized REITs - 0.4%
Equinix Inc	60,167	62,978,003
Fermi Inc (b)	454,293	2,257,836
Gaming and Leisure Properties Inc	162,092	6,819,210
Global Self Storage Inc	5,948	31,227
Lamar Advertising Co Class A	55,403	8,255,601
SBA Communications Corp Class A	61,933	11,746,213
		92,088,090
TOTAL REAL ESTATE		142,458,761
Utilities - 0.7%
Electric Utilities - 0.7%
Alliant Energy Corp (b)	150,767	10,249,141
American Electric Power Co Inc	333,059	40,776,413
Constellation Energy Corp	217,319	59,712,742
Evergy Inc	144,734	11,726,349
Exelon Corp	610,964	26,711,346
MGE Energy Inc (b)	24,575	1,909,231
Otter Tail Corp (b)	25,883	2,341,635
Xcel Energy Inc	383,753	29,046,265
		182,473,122
Gas Utilities - 0.0%
RGC Resources Inc	7,834	167,725
Independent Power and Renewable Electricity Producers - 0.0%
Deep Fission Inc	18,341	123,068
Fervo Energy Co Class A (b)(c)	173,506	2,668,522
Hallador Energy Co (c)	23,802	394,637
Montauk Renewables Inc (c)	80,177	137,904
Talen Energy Corp (c)	27,772	8,213,848
		11,537,979
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	43,322	2,996,150
Water Utilities - 0.0%
Artesian Resources Corp Class A	6,230	221,601
Cadiz Inc (b)(c)	183	727
Consolidated Water Co Ltd	10,436	310,680
Global Water Resources Inc (b)	15,374	141,364
H2O America (b)	32,125	2,035,761
Middlesex Water Co	11,340	657,720
Pure Cycle Corp (c)	16,404	182,002
York Water Co/The	5,056	172,308
		3,722,163
TOTAL UTILITIES		200,897,139
TOTAL UNITED STATES		27,031,011,496
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A (b)	128,056	1,899,070
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	1,408,459	4,429,604
TOTAL COMMON STOCKS (Cost $8,253,329,971)		27,900,130,425

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc 8.75%	816	20,947
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9%	120	2,523
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands Inc Series B, 8.25% (c)(d)	1,005	0
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	8,946	14,607
Health Care - 0.0%
Health Care Technology - 0.0%
iCoreConnect Inc 12% (c)(d)	1,128	0
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (c)(d)	2,059	0
TOTAL HEALTH CARE		0
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	9,776	0
TOTAL UNITED STATES		14,607
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $42,037)		38,077

Other Investment Companies - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
New Mountain Finance Corp (Cost $2,928)	298	2,274

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/12/2026 (g) (Cost $7,388,751)	3.75	7,444,000	7,388,347

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	37,168,587	37,176,020
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	673,789,989	673,857,368
TOTAL MONEY MARKET FUNDS (Cost $711,030,336)			711,033,388

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $8,971,794,023)	28,618,592,511
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(668,122,152)
NET ASSETS - 100.0%	27,950,470,359

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Nasdaq 100 Index Contracts (United States)	87	9/2026	51,352,620	924,410

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $86,893 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,724,942.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $451,798,566.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	44,887,612	830,372,583	838,082,209	2,303,322	(5,018)	3,052	37,176,020	37,168,587
Fidelity Securities Lending Cash Central Fund	700,890,520	2,805,844,514	2,832,864,618	22,648,758	(13,048)	-	673,857,368	673,789,989
	745,778,132	3,636,217,097	3,670,946,827	24,952,080	(18,066)	3,052	711,033,388

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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